Portfolio of Investments
Stock Index Account September 30, 2023

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
LONG-TERM INVESTMENTS - 99.5%
COMMON STOCKS - 99.5%
AUTOMOBILES & COMPONENTS - 2.1%
2,741 (a) Adient plc $ 101
2,617 (a) American Axle & Manufacturing Holdings, Inc 19
7,095 (a) Aptiv plc 700
6,230 BorgWarner, Inc 252
4,034 Dana Inc 59
653 (a) Dorman Products, Inc 50
4,705 (a),(b) Fisker, Inc 30
102,041 Ford Motor Co 1,267
1,039 (a) Fox Factory Holding Corp 103
36,313 General Motors Co 1,197
6,435 Gentex Corp 209
1,006 (a) Gentherm, Inc 55
7,162 (a) Goodyear Tire & Rubber Co 89
3,241 Harley-Davidson, Inc 107
767 LCI Industries 90
1,526 Lear Corp 205
19,933 (a),(b) Lucid Group, Inc 111
6,477 (a),(b) Luminar Technologies, Inc 30
967 (a) Modine Manufacturing Co 44
454 Patrick Industries, Inc 34
1,246 Phinia, Inc 33
7,090 (a),(b) QuantumScape Corp 47
17,252 (a),(b) Rivian Automotive, Inc 419
1,333 (a),(b) Solid Power, Inc 3
843 Standard Motor Products, Inc 28
1,055 (a) Stoneridge, Inc 21
71,762 (a) Tesla, Inc 17,956
1,229 Thor Industries, Inc 117
759 (a) Visteon Corp 105
1,048 Winnebago Industries, Inc 62
3,711 (a),(b) Workhorse Group, Inc 2
518 (a) XPEL, Inc 40
TOTAL AUTOMOBILES & COMPONENTS 23,585
BANKS - 3.3%
625 1st Source Corp 26
667 Amerant Bancorp, Inc 12
374 American National Bankshares, Inc 14
2,080 Ameris Bancorp 80
477 Arrow Financial Corp 8
2,827 Associated Banc-Corp 48
1,886 Atlantic Union Bankshares Corp 54
2,090 (a) Axos Financial, Inc 79
1,598 Banc of California, Inc 20
585 Bancfirst Corp 51
1,514 (a) Bancorp, Inc 52
178 (b) Bank First Corp 14
181,025 Bank of America Corp 4,956
1,195 (b) Bank of Hawaii Corp 59
468 Bank of Marin Bancorp 9
548 Bank of NT Butterfield & Son Ltd 15
3,528 Bank OZK 131
1,329 BankUnited, Inc 30
887 Banner Corp 38
622 Bar Harbor Bankshares 15

Stock Index Account September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,245 Berkshire Hills Bancorp, Inc $ 25
383 (a) Blue Foundry Bancorp 3
655 BOK Financial Corp 52
882 (a) Bridgewater Bancshares, Inc 8
740 Brookline Bancorp, Inc 7
479 (b) Burke & Herbert Financial Services Corp 22
313 Business First Bancshares, Inc 6
241 Byline Bancorp, Inc 5
5,850 Cadence Bank 124
135 Cambridge Bancorp 8
613 Camden National Corp 17
447 Capital City Bank Group, Inc 13
2,335 Capitol Federal Financial, Inc 11
314 Capstar Financial Holdings, Inc 4
550 (a) Carter Bankshares, Inc 7
1,563 Cathay General Bancorp 54
1,125 Central Pacific Financial Corp 19
1,028 (b) ChoiceOne Financial Services, Inc 20
50,941 Citigroup, Inc 2,095
533 Citizens & Northern Corp 9
12,402 Citizens Financial Group, Inc 332
194 City Holding Co 18
377 Civista Bancshares, Inc 6
498 CNB Financial Corp 9
146 (a) Coastal Financial Corp 6
4,193 Columbia Banking System, Inc 85
1,738 (a) Columbia Financial, Inc 27
3,602 Comerica, Inc 150
3,109 Commerce Bancshares, Inc 149
1,646 Community Bank System, Inc 69
651 Community Trust Bancorp, Inc 22
1,146 ConnectOne Bancorp, Inc 20
1,466 (a) CrossFirst Bankshares, Inc 15
1,650 Cullen/Frost Bankers, Inc 151
919 (a) Customers Bancorp, Inc 32
2,723 CVB Financial Corp 45
422 Dime Community Bancshares, Inc 8
1,035 Eagle Bancorp, Inc 22
4,040 East West Bancorp, Inc 213
4,805 Eastern Bankshares, Inc 60
314 Enterprise Bancorp, Inc 9
828 Enterprise Financial Services Corp 31
402 Equity Bancshares, Inc 10
218 Farmers & Merchants Bancorp, Inc 4
1,013 Farmers National Banc Corp 12
621 FB Financial Corp 18
17,684 Fifth Third Bancorp 448
527 Financial Institutions, Inc 9
1,088 First Bancorp 31
6,201 First BanCorp 83
498 First Bancorp, Inc 12
322 First Bancshares, Inc 9
603 First Bank 7
1,476 First Busey Corp 28
278 First Citizens Bancshares, Inc (Class A) 384
3,678 First Commonwealth Financial Corp 45
680 First Community Bancshares, Inc 20
2,544 First Financial Bancorp 50
3,602 First Financial Bankshares, Inc 90
384 First Financial Corp 13
1,098 First Foundation, Inc 7
3,163 First Hawaiian, Inc 57

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
14,282 First Horizon National Corp $ 157
2,090 First Interstate BancSystem, Inc 52
1,589 First Merchants Corp 44
380 First Mid Bancshares, Inc 10
862 First of Long Island Corp 10
1,083 Flushing Financial Corp 14
8,529 FNB Corp 92
2,273 Fulton Financial Corp 28
903 German American Bancorp, Inc 24
3,414 Glacier Bancorp, Inc 97
76 Great Southern Bancorp, Inc 4
302 Guaranty Bancshares, Inc 9
2,028 Hancock Whitney Corp 75
824 Hanmi Financial Corp 13
728 HarborOne Bancorp, Inc 7
715 HBT Financial, Inc 13
953 Heartland Financial USA, Inc 28
1,355 Heritage Commerce Corp 11
1,150 Heritage Financial Corp 19
1,239 Hilltop Holdings, Inc 35
57 Hingham Institution For Savings The 11
238 Home Bancorp, Inc 8
4,557 Home Bancshares, Inc 95
698 HomeStreet, Inc 5
667 HomeTrust Bancshares, Inc 14
2,725 Hope Bancorp, Inc 24
1,209 Horizon Bancorp, Inc 13
40,067 Huntington Bancshares, Inc 417
1,393 Independent Bank Corp 68
863 Independent Bank Corp 16
1,089 Independent Bank Group, Inc 43
1,089 International Bancshares Corp 47
75,097 JPMorgan Chase & Co 10,891
1,623 Kearny Financial Corp 11
22,600 Keycorp 243
1,629 Lakeland Bancorp, Inc 21
499 Lakeland Financial Corp 24
833 Live Oak Bancshares, Inc 24
4,428 M&T Bank Corp 560
1,072 Macatawa Bank Corp 10
640 Mercantile Bank Corp 20
229 (a) Metropolitan Bank Holding Corp 8
196 Mid Penn Bancorp, Inc 4
582 Midland States Bancorp, Inc 12
406 MidWestOne Financial Group, Inc 8
180 MVB Financial Corp 4
984 National Bank Holdings Corp 29
521 NBT Bancorp, Inc 17
19,049 New York Community Bancorp, Inc 216
394 Nicolet Bankshares, Inc 27
1,643 Northfield Bancorp, Inc 16
2,083 Northwest Bancshares, Inc 21
57,952 (a) NU Holdings Ltd 420
1,583 OceanFirst Financial Corp 23
811 OFG Bancorp 24
7,277 Old National Bancorp 106
1,237 Old Second Bancorp, Inc 17
568 Origin Bancorp, Inc 16
297 Orrstown Financial Services, Inc 6
2,232 Pacific Premier Bancorp, Inc 49
3,183 PacWest Bancorp 25
529 Park National Corp 50

Stock Index Account September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,035 Pathward Financial, Inc $ 48
642 Peapack Gladstone Financial Corp 16
917 Penns Woods Bancorp, Inc 19
868 Peoples Bancorp, Inc 22
333 Peoples Financial Services Corp 13
2,403 Pinnacle Financial Partners, Inc 161
10,369 PNC Financial Services Group, Inc 1,273
2,126 Popular, Inc 134
510 Preferred Bank 32
446 Premier Financial Corp 8
454 Primis Financial Corp 4
2,597 Prosperity Bancshares, Inc 142
1,243 Provident Financial Services, Inc 19
472 QCR Holdings, Inc 23
475 RBB Bancorp 6
192 Red River Bancshares, Inc 9
25,518 Regions Financial Corp 439
1,629 Renasant Corp 43
364 Republic Bancorp, Inc (Class A) 16
812 S&T Bancorp, Inc 22
1,200 Sandy Spring Bancorp, Inc 26
1,542 Seacoast Banking Corp of Florida 34
1,315 ServisFirst Bancshares, Inc 69
370 Sierra Bancorp 7
2,996 Simmons First National Corp (Class A) 51
275 SmartFinancial, Inc 6
228 (a) Southern First Bancshares, Inc 6
231 Southern Missouri Bancorp, Inc 9
1,068 Southside Bancshares, Inc 31
2,353 SouthState Corp 159
1,283 Stellar Bancorp, Inc 27
922 Stock Yards Bancorp, Inc 36
394 Summit Financial Group, Inc 9
4,436 Synovus Financial Corp 123
1,428 (a) Texas Capital Bancshares, Inc 84
131 Tompkins Trustco, Inc 6
1,266 Towne Bank 29
422 Trico Bancshares 14
657 Triumph Financial, Inc 43
34,386 Truist Financial Corp 984
671 TrustCo Bank Corp NY 18
1,222 Trustmark Corp 27
1,098 UMB Financial Corp 68
2,837 United Bankshares, Inc 78
2,960 United Community Banks, Inc 75
1,012 Univest Financial Corp 18
39,896 US Bancorp 1,319
9,879 Valley National Bancorp 85
1,101 Veritex Holdings, Inc 20
1,239 Washington Federal, Inc 32
581 Washington Trust Bancorp, Inc 15
4,645 Webster Financial Corp 187
95,493 Wells Fargo & Co 3,902
720 WesBanco, Inc 18
597 West Bancorporation, Inc 10
1,024 Westamerica Bancorporation 44
2,903 Western Alliance Bancorp 133
1,577 Wintrust Financial Corp 119
2,294 WSFS Financial Corp 84
4,615 Zions Bancorporation 161
TOTAL BANKS 36,056

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
CAPITAL GOODS - 6.4%
3,738 (a) 3D Systems Corp $ 18
14,313 3M Co 1,340
3,071 A.O. Smith Corp 203
1,912 Aaon, Inc 109
981 (a) AAR Corp 58
718 Acuity Brands, Inc 122
1,712 Advanced Drainage Systems, Inc 195
3,276 Aecom Technology Corp 272
721 (a) Aerovironment, Inc 80
1,525 AGCO Corp 180
2,509 Air Lease Corp 99
191 Alamo Group, Inc 33
830 Albany International Corp (Class A) 72
2,187 Allegion plc 228
307 Allied Motion Technologies, Inc 10
2,241 Allison Transmission Holdings, Inc 132
909 (a) Ameresco, Inc 35
568 (a) American Woodmark Corp 43
6,009 Ametek, Inc 888
5,093 (a) API Group Corp 132
449 Apogee Enterprises, Inc 21
976 Applied Industrial Technologies, Inc 151
3,399 (a),(b) Archer Aviation, Inc 17
1,220 Arcosa, Inc 88
555 Argan, Inc 25
876 Armstrong World Industries, Inc 63
4,146 (a) Array Technologies, Inc 92
823 Astec Industries, Inc 39
810 (a) Astronics Corp 13
931 (a) Atkore, Inc 139
1,836 (a) Axon Enterprise, Inc 365
2,980 (a) AZEK Co, Inc 89
922 AZZ, Inc 42
1,516 (a) Babcock & Wilcox Enterprises, Inc 6
1,344 Barnes Group, Inc 46
1,298 (a) Beacon Roofing Supply, Inc 100
1,095 (a),(b) Blink Charging Co 3
4,522 (a),(b) Bloom Energy Corp 60
278 (a) Blue Bird Corp 6
224 (a) BlueLinx Holdings, Inc 18
14,526 (a) Boeing Co 2,784
937 Boise Cascade Co 97
534 Brookfield Business Corp 10
3,408 (a) Builders FirstSource, Inc 424
2,196 BWX Technologies, Inc 165
383 Cadre Holdings, Inc 10
1,290 Carlisle Cos, Inc 334
21,689 Carrier Global Corp 1,197
13,452 Caterpillar, Inc 3,672
6,837 (a),(b) ChargePoint Holdings, Inc 34
1,052 (a) Chart Industries, Inc 178
647 (a) CIRCOR International, Inc 36
23,635 CNH Industrial NV 286
840 Columbus McKinnon Corp 29
929 Comfort Systems USA, Inc 158
714 (a) Construction Partners, Inc 26
2,258 (a) Core & Main, Inc 65
1,416 Crane Co 126
1,416 Crane NXT Co 79
302 CSW Industrials, Inc 53
3,736 Cummins, Inc 854

Stock Index Account September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
965 Curtiss-Wright Corp $ 189
1,008 (a) Custom Truck One Source, Inc 6
7,026 Deere & Co 2,651
8,259 (a),(b) Desktop Metal, Inc 12
2,747 Donaldson Co, Inc 164
932 Douglas Dynamics, Inc 28
3,596 Dover Corp 502
290 (a) Ducommun, Inc 13
567 (a) DXP Enterprises, Inc 20
561 (a) Dycom Industries, Inc 50
10,482 Eaton Corp plc 2,236
1,343 EMCOR Group, Inc 283
14,662 Emerson Electric Co 1,416
365 Encore Wire Corp 67
1,368 (a) Energy Recovery, Inc 29
11,731 (a),(b) Energy Vault Holdings, Inc 30
1,030 Enerpac Tool Group Corp 27
1,051 EnerSys 100
2,981 (a) Enovix Corp 37
479 EnPro Industries, Inc 58
7,669 (a),(b) Eos Energy Enterprises, Inc 17
1,154 Esab Corp 81
605 ESCO Technologies, Inc 63
2,480 (a),(b) ESS Tech, Inc 5
14,880 Fastenal Co 813
1,459 Federal Signal Corp 87
5,331 Ferguson plc 877
3,453 Flowserve Corp 137
786 (a),(b) Fluence Energy, Inc 18
4,273 (a) Fluor Corp 157
9,095 Fortive Corp 674
3,497 Fortune Brands Innovations, Inc 217
1,207 Franklin Electric Co, Inc 108
2,637 FTAI Aviation Ltd 94
1,160 (a),(b) FTC Solar, Inc 1
5,461 (a) FuelCell Energy, Inc 7
1,874 (a) Gates Industrial Corp plc 22
863 GATX Corp 94
1,536 (a) Generac Holdings, Inc 167
6,405 General Dynamics Corp 1,415
28,268 General Electric Co 3,125
1,066 (a) Gibraltar Industries, Inc 72
461 Global Industrial Co 15
922 (a) GMS, Inc 59
678 Gorman-Rupp Co 22
4,344 Graco, Inc 317
5,120 GrafTech International Ltd 20
945 Granite Construction, Inc 36
2,253 (a) Great Lakes Dredge & Dock Corp 18
718 Greenbrier Cos, Inc 29
1,120 Griffon Corp 44
684 H&E Equipment Services, Inc 30
1,521 (a) Hayward Holdings, Inc 21
1,082 HEICO Corp 175
2,011 HEICO Corp (Class A) 260
922 Helios Technologies, Inc 51
787 Herc Holdings, Inc 94
2,098 Hexcel Corp 137
1,992 Hillenbrand, Inc 84
3,242 (a) Hillman Solutions Corp 27
17,252 Honeywell International, Inc 3,187
9,687 Howmet Aerospace, Inc 448

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,400 Hubbell, Inc $ 439
1,076 (a) Hudson Technologies, Inc 14
905 Huntington Ingalls Industries, Inc 185
3,375 (a),(b) Hyliion Holdings Corp 4
404 Hyster-Yale Materials Handling, Inc 18
1,974 IDEX Corp 411
298 (a) IES Holdings, Inc 20
7,892 Illinois Tool Works, Inc 1,818
10,329 Ingersoll Rand, Inc 658
716 Insteel Industries, Inc 23
2,255 ITT, Inc 221
1,876 (a) Janus International Group, Inc 20
2,384 (a) JELD-WEN Holding, Inc 32
972 John Bean Technologies Corp 102
18,041 Johnson Controls International plc 960
242 Kadant, Inc 55
1,040 Kaman Corp 20
2,961 Kennametal, Inc 74
3,783 (a) Kratos Defense & Security Solutions, Inc 57
4,935 L3Harris Technologies, Inc 859
542 (a) Lawson Products, Inc 14
824 Lennox International, Inc 309
1,340 (a) Leonardo DRS, Inc 22
1,489 Lincoln Electric Holdings, Inc 271
220 Lindsay Corp 26
5,892 Lockheed Martin Corp 2,410
800 Luxfer Holdings plc 10
1,198 (a) Manitowoc Co, Inc 18
5,807 Masco Corp 310
353 (a) Masonite International Corp 33
1,677 (a) Mastec, Inc 121
3,438 (a) Masterbrand, Inc 42
687 McGrath RentCorp 69
3,915 MDU Resources Group, Inc 77
1,473 (a) Mercury Computer Systems, Inc 55
4,622 (a),(b) Microvast Holdings, Inc 9
1,405 (a) Middleby Corp 180
446 Miller Industries, Inc 17
753 Moog, Inc (Class A) 85
2,142 (a) MRC Global, Inc 22
950 MSC Industrial Direct Co (Class A) 93
1,274 Mueller Industries, Inc 96
4,045 Mueller Water Products, Inc (Class A) 51
368 (a) MYR Group, Inc 50
206 National Presto Industries, Inc 15
793 (a) NEXTracker, Inc 32
37,906 (a),(b) Nikola Corp 60
1,561 Nordson Corp 348
3,804 Northrop Grumman Corp 1,674
371 (a) Northwest Pipe Co 11
3,443 (a) NOW, Inc 41
1,422 (a),(b) NuScale Power Corp 7
4,516 nVent Electric plc 239
117 Omega Flex, Inc 9
1,610 Oshkosh Corp 154
10,913 Otis Worldwide Corp 876
2,390 Owens Corning, Inc 326
13,315 PACCAR, Inc 1,132
766 Park Aerospace Corp 12
3,330 Parker-Hannifin Corp 1,297
1,095 (a) Parsons Corp 60
4,201 Pentair plc 272

Stock Index Account September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,847 (a) PGT Innovations, Inc $ 51
13,876 (a),(b) Plug Power, Inc 105
416 Powell Industries, Inc 34
96 Preformed Line Products Co 16
1,452 Primoris Services Corp 48
784 (a) Proto Labs, Inc 21
905 Quanex Building Products Corp 26
3,682 Quanta Services, Inc 689
672 (a) RBC Bearings, Inc 157
1,690 Regal-Beloit Corp 241
4,524 (a) Resideo Technologies, Inc 71
432 REV Group, Inc 7
6,127 (a) Rocket Lab USA, Inc 27
3,045 Rockwell Automation, Inc 870
38,027 RTX Corp 2,737
577 Rush Enterprises, Inc 26
1,317 Rush Enterprises, Inc (Class A) 54
4,273 Sensata Technologies Holding plc 162
4,388 (a) Shoals Technologies Group, Inc 80
1,169 Shyft Group, Inc 18
1,204 Simpson Manufacturing Co, Inc 180
1,100 (a) SiteOne Landscape Supply, Inc 180
1,357 Snap-On, Inc 346
2,061 Spirit Aerosystems Holdings, Inc (Class A) 33
1,179 (a) SPX Technologies, Inc 96
472 Standex International Corp 69
4,204 Stanley Black & Decker, Inc 351
4,021 (a),(b) Stem, Inc 17
1,004 (a) Sterling Construction Co, Inc 74
2,299 (a),(b) SunPower Corp 14
4,347 (a) Sunrun, Inc 55
647 Tennant Co 48
1,674 Terex Corp 96
1,109 Textainer Group Holdings Ltd 41
5,171 Textron, Inc 404
853 (a) Thermon Group Holdings, Inc 23
1,628 Timken Co 120
1,266 (a) Titan International, Inc 17
491 (a) Titan Machinery, Inc 13
2,649 Toro Co 220
5,927 Trane Technologies plc 1,203
100 (a) Transcat, Inc 10
1,365 (a) TransDigm Group, Inc 1,151
2,846 (a) Trex Co, Inc 175
2,047 Trinity Industries, Inc 50
1,236 Triton International Ltd 102
1,451 (a) Triumph Group, Inc 11
1,399 (a) Tutor Perini Corp 11
1,356 UFP Industries, Inc 139
1,803 United Rentals, Inc 802
455 (a) V2X, Inc 24
582 Valmont Industries, Inc 140
419 Veritiv Corp 71
8,969 Vertiv Holdings Co 334
649 (a) Vicor Corp 38
6,356 (a),(b) Virgin Galactic Holdings, Inc 11
1,169 W.W. Grainger, Inc 809
1,281 Wabash National Corp 27
901 Watsco, Inc 340
645 Watts Water Technologies, Inc (Class A) 111
1,330 WESCO International, Inc 191
4,510 Westinghouse Air Brake Technologies Corp 479

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
5,681 (a) WillScot Mobile Mini Holdings Corp $ 236
1,458 Woodward Inc 181
911 (a) Xometry, Inc 15
6,019 Xylem, Inc 548
3,642 Zurn Elkay Water Solutions Corp 102
TOTAL CAPITAL GOODS 69,585
COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
1,382 ABM Industries, Inc 55
3,257 ACCO Brands Corp 19
2,888 (a) ACV Auctions, Inc 44
8,912 (a) Alight, Inc 63
452 Aris Water Solution, Inc 5
1,481 (a) ASGN, Inc 121
8,068 (a),(b) Aurora Innovation, Inc 19
10,697 Automatic Data Processing, Inc 2,573
274 Barrett Business Services, Inc 25
3,394 Booz Allen Hamilton Holding Corp 371
511 (a) BrightView Holdings, Inc 4
1,108 Brink's Co 80
3,089 Broadridge Financial Solutions, Inc 553
589 (a) CACI International, Inc (Class A) 185
1,375 (a) Casella Waste Systems, Inc (Class A) 105
1,147 (a) CBIZ, Inc 60
756 (a) CECO Environmental Corp 12
600 (a) Cimpress plc 42
2,259 Cintas Corp 1,087
13,091 (a),(b) Clarivate plc 88
1,373 (a) Clean Harbors, Inc 230
805 Concentrix Corp 64
5,536 (a) Conduent, Inc 19
21,998 (a) Copart, Inc 948
3,089 (a) CoreCivic, Inc 35
10,576 (a) CoStar Group, Inc 813
260 CRA International, Inc 26
1,113 CSG Systems International, Inc 57
1,062 Deluxe Corp 20
1,159 (a) Driven Brands Holdings, Inc 15
6,346 Dun & Bradstreet Holdings, Inc 63
1,051 Ennis, Inc 22
3,157 Equifax, Inc 578
3,860 (a) ExlService Holdings, Inc 108
1,272 Exponent, Inc 109
972 First Advantage Corp 13
381 (a) Forrester Research, Inc 11
419 (a) Franklin Covey Co 18
902 (a) FTI Consulting, Inc 161
4,327 Genpact Ltd 157
3,108 (a) GEO Group, Inc 25
2,590 (a) Harsco Corp 19
2,398 Healthcare Services Group 25
711 Heidrick & Struggles International, Inc 18
555 (a) Heritage-Crystal Clean, Inc 25
381 Herman Miller, Inc 9
392 (a) HireRight Holdings Corp 4
1,707 HNI Corp 59
669 (a) Huron Consulting Group, Inc 70
637 ICF International, Inc 77
975 Insperity, Inc 95
1,293 Interface, Inc 13
3,276 Jacobs Solutions, Inc 447
3,487 KBR, Inc 206

Stock Index Account September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,192 Kelly Services, Inc (Class A) $ 22
681 Kforce, Inc 41
1,748 Korn/Ferry International 83
2,559 (a) Legalzoom.com, Inc 28
3,664 Leidos Holdings, Inc 338
3,403 (a),(b) Li-Cycle Holdings Corp 12
664 (a) Liquidity Services, Inc 12
1,551 Manpower, Inc 114
271 Matthews International Corp (Class A) 11
1,544 MAXIMUS, Inc 115
640 (a) Montrose Environmental Group, Inc 19
877 MSA Safety, Inc 138
563 NL Industries, Inc 3
291 (a) NV5 Global, Inc 28
3,912 (a) OPENLANE, Inc 58
8,162 Paychex, Inc 941
5,559 Pitney Bowes, Inc 17
3,913 (a),(b) Planet Labs PBC 10
4,857 RB Global, Inc 304
5,286 Republic Services, Inc 753
1,107 Resources Connection, Inc 16
2,545 Robert Half International, Inc 186
5,973 Rollins, Inc 223
1,412 Science Applications International Corp 149
672 (a) SP Plus Corp 24
5,986 SS&C Technologies Holdings, Inc 314
3,128 Steelcase, Inc (Class A) 35
2,380 (a) Stericycle, Inc 106
422 (a) Sterling Check Corp 5
1,387 Tetra Tech, Inc 211
4,988 TransUnion 358
839 (a) TriNet Group, Inc 98
720 (a) TrueBlue, Inc 11
541 TTEC Holdings, Inc 14
503 Unifirst Corp 82
3,454 (a) Upwork, Inc 39
3,676 Verisk Analytics, Inc 868
3,457 (a) Verra Mobility Corp 65
679 (a) Viad Corp 18
340 VSE Corp 17
10,462 Waste Management, Inc 1,595
279 (a) Willdan Group, Inc 6
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 17,557
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.1%
966 (a) 1-800-FLOWERS.COM, Inc (Class A) 7
1,062 Aaron's Co, Inc 11
1,255 (a) Abercrombie & Fitch Co (Class A) 71
2,150 Academy Sports & Outdoors, Inc 102
1,149 Advance Auto Parts, Inc 64
234,283 (a) Amazon.com, Inc 29,782
3,778 American Eagle Outfitters, Inc 63
154 (a) America's Car-Mart, Inc 14
2,460 Arko Corp 18
588 (a) Asbury Automotive Group, Inc 135
817 (a) Autonation, Inc 124
480 (a) Autozone, Inc 1,219
5,767 Bath & Body Works, Inc 195
5,052 Best Buy Co, Inc 351
578 Big 5 Sporting Goods Corp 4
819 (a) Boot Barn Holdings, Inc 67
524 Buckle, Inc 18

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
326 Build-A-Bear Workshop, Inc $ 10
1,622 (a) Burlington Stores, Inc 219
1,001 Caleres, Inc 29
895 (b) Camping World Holdings, Inc 18
4,160 (a) Carmax, Inc 294
1,412 (a) CarParts.com, Inc 6
2,546 (a) Carvana Co 107
966 Cato Corp (Class A) 7
3,531 (a) Chico's FAS, Inc 26
573 (a),(b) ContextLogic, Inc 3
27,742 (a) Coupang, Inc 472
1,606 (b) Designer Brands, Inc 20
1,452 (a) Destination XL Group, Inc 7
1,608 Dick's Sporting Goods, Inc 175
17 (b) Dillard's, Inc (Class A) 6
404 (a) Duluth Holdings, Inc 2
14,245 eBay, Inc 628
3,384 (a) Etsy, Inc 219
2,017 (a),(b) EVgo, Inc 7
1,506 (a) Five Below, Inc 242
2,980 (a) Floor & Decor Holdings, Inc 270
1,965 Foot Locker, Inc 34
576 (a),(b) Funko, Inc 4
6,029 (a) GameStop Corp (Class A) 99
4,912 Gap, Inc 52
365 (a) Genesco, Inc 11
3,800 Genuine Parts Co 549
311 Group 1 Automotive, Inc 84
1,619 (a) GrowGeneration Corp 5
1,358 Guess?, Inc 29
715 Haverty Furniture Cos, Inc 21
547 Hibbett Sports, Inc 26
26,315 Home Depot, Inc 7,951
1,925 Kohl's Corp 40
487 (a) Lands' End, Inc 4
4,195 (a) Leslie's, Inc 24
697 Lithia Motors, Inc (Class A) 206
7,116 LKQ Corp 352
15,263 Lowe's Cos, Inc 3,172
6,895 Macy's, Inc 80
530 (a) MarineMax, Inc 17
759 Monro Muffler, Inc 21
516 Murphy USA, Inc 176
2,416 (a) National Vision Holdings, Inc 39
2,987 (b) Nordstrom, Inc 45
1,066 (a) ODP Corp 49
1,867 (a) Ollie's Bargain Outlet Holdings, Inc 144
266 (a) OneWater Marine, Inc 7
1,589 (a) O'Reilly Automotive, Inc 1,444
1,209 (a) Overstock.com, Inc 19
633 Penske Auto Group, Inc 106
1,980 (a) Petco Health & Wellness Co, Inc 8
765 PetMed Express, Inc 8
1,019 Pool Corp 363
1,460 Rent-A-Center, Inc 43
1,063 (a),(b) Revolve Group, Inc 14
507 (a) RH 134
8,991 Ross Stores, Inc 1,016
2,402 (a) Sally Beauty Holdings, Inc 20
697 (a) Savers Value Village, Inc 13
646 Shoe Carnival, Inc 16
881 Signet Jewelers Ltd 63

Stock Index Account September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
760 (a) Sleep Number Corp $ 19
479 Sonic Automotive, Inc (Class A) 23
1,434 (a),(b) Sportsman's Warehouse Holdings, Inc 6
1,770 (a) Stitch Fix, Inc 6
1,616 (a),(b) ThredUp, Inc 6
432 (a) Tilly's, Inc 4
29,741 TJX Cos, Inc 2,643
2,846 Tractor Supply Co 578
1,295 (a) Ulta Beauty, Inc 517
1,483 (a) Urban Outfitters, Inc 48
441 (a) Victoria's Secret & Co 7
2,402 (a) Warby Parker, Inc 32
2,236 (a) Wayfair, Inc 135
1,797 Williams-Sonoma, Inc 279
94 Winmark Corp 35
686 (a) Zumiez, Inc 12
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 55,870
CONSUMER DURABLES & APPAREL - 1.1%
821 Acushnet Holdings Corp 44
2,624 (a) Allbirds, Inc 3
1,837 (a) AMMO, Inc 4
1,140 (a) Beazer Homes USA, Inc 28
1,841 Brunswick Corp 145
3,596 (a) Callaway Golf Co 50
2,937 (a) Capri Holdings Ltd 155
1,022 Carter's, Inc 71
237 (a) Cavco Industries, Inc 63
629 Century Communities, Inc 42
729 Clarus Corp 6
905 Columbia Sportswear Co 67
1,268 (b) Cricut, Inc 12
1,521 (a) Crocs, Inc 134
688 (a) Deckers Outdoor Corp 354
8,338 DR Horton, Inc 896
643 (a),(b) Dream Finders Homes, Inc 14
958 Ethan Allen Interiors, Inc 29
3,952 (a) Garmin Ltd 416
1,295 (a) G-III Apparel Group Ltd 32
4,066 (a) GoPro, Inc 13
992 (a) Green Brick Partners, Inc 41
8,742 Hanesbrands, Inc 35
3,286 Hasbro, Inc 217
712 (a) Helen of Troy Ltd 83
148 (a) Hovnanian Enterprises, Inc 15
608 Installed Building Products, Inc 76
883 (a) iRobot Corp 33
232 Johnson Outdoors, Inc 13
1,960 KB Home 91
1,320 Kontoor Brands, Inc 58
412 (a) Latham Group, Inc 1
935 La-Z-Boy, Inc 29
3,082 Leggett & Platt, Inc 78
6,665 Lennar Corp (Class A) 748
349 Lennar Corp (Class B) 36
624 (a) LGI Homes, Inc 62
336 (a) Lovesac Co 7
2,909 (a) Lululemon Athletica, Inc 1,122
561 (a) M/I Homes, Inc 47
688 (a) Malibu Boats, Inc 34
441 Marine Products Corp 6
673 (a) MasterCraft Boat Holdings, Inc 15

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
8,884 (a) Mattel, Inc $ 196
1,166 MDC Holdings, Inc 48
893 Meritage Homes Corp 109
1,156 (a) Mohawk Industries, Inc 99
638 Movado Group, Inc 17
6,890 Newell Rubbermaid, Inc 62
30,898 Nike, Inc (Class B) 2,954
73 (a) NVR, Inc 435
274 Oxford Industries, Inc 26
8,335 (a),(b) Peloton Interactive, Inc 42
1,319 Polaris Industries, Inc 137
5,884 Pulte Homes, Inc 436
1,386 (b) Purple Innovation, Inc 2
1,672 PVH Corp 128
1,110 Ralph Lauren Corp 129
110 Rocky Brands, Inc 2
3,296 (a) Skechers U.S.A., Inc (Class A) 161
1,408 (a) Skyline Champion Corp 90
1,649 Smith & Wesson Brands, Inc 21
3,687 (a) Sonos, Inc 48
1,625 Steven Madden Ltd 52
311 Sturm Ruger & Co, Inc 16
6,263 Tapestry, Inc 180
2,783 (a) Taylor Morrison Home Corp 119
4,464 Tempur Sealy International, Inc 194
2,789 Toll Brothers, Inc 206
798 (a) TopBuild Corp 201
2,384 (a) Tri Pointe Homes, Inc 65
5,744 (a) Under Armour, Inc (Class A) 39
5,391 (a) Under Armour, Inc (Class C) 34
8,194 VF Corp 145
997 (a) Vista Outdoor, Inc 33
1,629 (a) Vizio Holding Corp 9
1,740 (a),(b) Vuzix Corp 6
1,386 Whirlpool Corp 185
2,662 Wolverine World Wide, Inc 21
2,480 (a) YETI Holdings, Inc 120
TOTAL CONSUMER DURABLES & APPAREL 12,192
CONSUMER SERVICES - 2.3%
1,229 (a) Accel Entertainment, Inc 13
4,141 ADT, Inc 25
1,204 (a) Adtalem Global Education, Inc 52
10,623 (a) Airbnb, Inc 1,458
6,092 Aramark 211
925 (a) BALLY'S CORP 12
39 (a) Biglari Holdings, Inc (B Shares) 6
817 (a) BJ's Restaurants, Inc 19
2,235 Bloomin' Brands, Inc 55
476 Bluegreen Vacations Holding Corp 17
959 (a) Booking Holdings, Inc 2,957
590 (a),(b) Bowlero Corp 6
1,802 Boyd Gaming Corp 110
1,598 (a) Bright Horizons Family Solutions, Inc 130
1,545 (a) Brinker International, Inc 49
5,983 (a) Caesars Entertainment, Inc 277
25,476 (a) Carnival Corp 350
318 Carriage Services, Inc 9
957 (a) Carrols Restaurant Group, Inc 6
417 (a),(b) Cava Group, Inc 13
761 (a) Century Casinos, Inc 4
1,085 Cheesecake Factory 33

Stock Index Account September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,631 (a) Chegg, Inc $ 32
717 (a) Chipotle Mexican Grill, Inc (Class A) 1,313
891 Choice Hotels International, Inc 109
1,888 Churchill Downs, Inc 219
427 (a) Chuy's Holdings, Inc 15
2,931 (a) Coursera, Inc 55
711 (b) Cracker Barrel Old Country Store, Inc 48
3,178 Darden Restaurants, Inc 455
1,228 (a) Dave & Buster's Entertainment, Inc 46
1,296 (a) Denny's Corp 11
458 Dine Brands Global Inc. 23
939 Domino's Pizza, Inc 356
7,663 (a) DoorDash, Inc 609
11,189 (a) DraftKings, Inc 329
651 (a) Duolingo, Inc 108
809 El Pollo Loco Holdings, Inc 7
455 (a) European Wax Center, Inc 7
2,472 (a) Everi Holdings, Inc 33
3,844 (a) Expedia Group, Inc 396
2,305 (a) Frontdoor, Inc 71
870 (a) Full House Resorts, Inc 4
412 Golden Entertainment, Inc 14
63 Graham Holdings Co 37
663 (a) Grand Canyon Education, Inc 77
3,457 H&R Block, Inc 149
2,683 (a) Hilton Grand Vacations, Inc 109
6,628 Hilton Worldwide Holdings, Inc 995
1,223 Hyatt Hotels Corp 130
494 (a) Inspired Entertainment, Inc 6
2,584 International Game Technology plc 78
410 Jack in the Box, Inc 28
2,068 (b) Krispy Kreme, Inc 26
155 (a) Kura Sushi USA, Inc 10
9,002 Las Vegas Sands Corp 413
3,222 Laureate Education, Inc 45
489 (a) LIBERTY MEDIA CORP-LIBERTY-A 16
989 (a) Life Time Group Holdings, Inc 15
608 (a) Lindblad Expeditions Holdings, Inc 4
6,441 Marriott International, Inc (Class A) 1,266
914 Marriott Vacations Worldwide Corp 92
18,880 McDonald's Corp 4,974
8,051 MGM Resorts International 296
1,527 (a),(b) Mister Car Wash, Inc 8
388 Monarch Casino & Resort, Inc 24
2,864 (a) Mondee Holdings, Inc 10
400 (a) Noodles & Co 1
11,836 (a) Norwegian Cruise Line Holdings Ltd 195
465 (a) ONE Group Hospitality, Inc 3
1,416 (a) OneSpaWorld Holdings Ltd 16
1,035 Papa John's International, Inc 71
3,518 (a) Penn National Gaming, Inc 81
2,656 Perdoceo Education Corp 45
2,512 (a) Planet Fitness, Inc 124
417 (a) Portillo's, Inc 6
330 RCI Hospitality Holdings, Inc 20
925 Red Rock Resorts, Inc 38
2,290 (a) Rover Group, Inc 14
5,914 (a) Royal Caribbean Cruises Ltd 545
1,353 (a) Rush Street Interactive, Inc 6
10,188 (a) Sabre Corp 46
2,426 (a) Scientific Games Corp (Class A) 173
771 (a) SeaWorld Entertainment, Inc 36

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,849 Service Corp International $ 220
1,083 (a) Shake Shack, Inc 63
2,486 (a) Six Flags Entertainment Corp 58
29,209 Starbucks Corp 2,666
673 Strategic Education, Inc 51
1,099 (a) Stride, Inc 49
3,619 (a) Super Group SGHC Ltd 13
2,381 (a) Sweetgreen, Inc 28
829 (a),(b) Target Hospitality Corp 13
1,747 Texas Roadhouse, Inc (Class A) 168
1,106 Travel & Leisure Co 41
1,856 (a) Udemy, Inc 18
1,020 Vail Resorts, Inc 226
4,018 Wendy's Co 82
761 Wingstop, Inc 137
1,421 (a) WW International, Inc 16
2,257 Wyndham Hotels & Resorts, Inc 157
2,846 Wynn Resorts Ltd 263
371 (a) Xponential Fitness, Inc 6
7,314 Yum! Brands, Inc 914
TOTAL CONSUMER SERVICES 25,489
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
9,494 Albertsons Cos, Inc 216
1,108 Andersons, Inc 57
3,420 (a) BJ's Wholesale Club Holdings, Inc 244
959 Casey's General Stores, Inc 260
776 (a) Chefs' Warehouse, Inc 16
11,486 Costco Wholesale Corp 6,489
5,871 Dollar General Corp 621
5,408 (a) Dollar Tree, Inc 576
2,474 (a) Grocery Outlet Holding Corp 71
1,600 (a) HF Foods Group, Inc 6
202 Ingles Markets, Inc (Class A) 15
16,560 Kroger Co 741
345 Natural Grocers by Vitamin Cottage, Inc 4
4,036 (a) Performance Food Group Co 238
820 Pricesmart, Inc 61
957 SpartanNash Co 21
2,515 (a) Sprouts Farmers Market, Inc 108
13,349 Sysco Corp 882
12,207 Target Corp 1,350
141 (a) United Natural Foods, Inc 2
5,895 (a) US Foods Holding Corp 234
292 Village Super Market (Class A) 7
17,806 Walgreens Boots Alliance, Inc 396
36,978 Walmart, Inc 5,914
313 Weis Markets, Inc 20
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 18,549
ENERGY - 4.8%
1,272 (a) Amplify Energy Corp 9
8,958 Antero Midstream Corp 107
7,090 (a) Antero Resources Corp 180
8,170 APA Corp 336
402 Arch Resources, Inc 69
3,123 Archrock, Inc 39
577 Ardmore Shipping Corp 8
26,083 Baker Hughes Co 921
1,669 Berry Corp 14
8,519 (a) Borr Drilling Ltd 60
510 (a) Bristow Group, Inc 14

Stock Index Account September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
20,267 Cabot Oil & Gas Corp $ 548
1,403 Cactus, Inc 70
2,028 California Resources Corp 114
782 (a) Callon Petroleum Co 31
230 (a) Centrus Energy Corp 13
5,414 ChampionX Corp 193
6,309 Cheniere Energy, Inc 1,047
3,194 Chesapeake Energy Corp 275
46,067 Chevron Corp 7,768
1,043 Chord Energy Corp 169
1,978 Civitas Resources, Inc 160
4,074 (a) Clean Energy Fuels Corp 16
3,718 (a) CNX Resources Corp 84
2,351 Comstock Resources, Inc 26
31,554 ConocoPhillips 3,780
912 CONSOL Energy, Inc 96
1,244 Core Laboratories, Inc 30
48 Crescent Energy Co 1
875 CVR Energy, Inc 30
1,765 Delek US Holdings, Inc 50
1,115 (a) Denbury, Inc 109
17,159 Devon Energy Corp 818
3,794 DHT Holdings, Inc 39
3,680 (a) Diamond Offshore Drilling, Inc 54
4,764 Diamondback Energy, Inc 738
535 (a) DMC Global, Inc 13
1,083 Dorian LPG Ltd 31
1,195 (a) Dril-Quip, Inc 34
2,182 DT Midstream, Inc 115
1,219 (a) Earthstone Energy, Inc 25
2,539 (a),(b) Empire Petroleum Corp 24
4,018 (a),(b) Energy Fuels, Inc 33
15,453 EOG Resources, Inc 1,959
9,648 EQT Corp 392
12,061 Equitrans Midstream Corp 113
3,165 Evolution Petroleum Corp 22
428 Excelerate Energy, Inc 7
1,917 (a) Expro Group Holdings NV 45
104,225 Exxon Mobil Corp 12,255
691 FLEX LNG Ltd 21
981 (a) Forum Energy Technologies, Inc 24
3,195 (a),(b) Gevo, Inc 4
2,739 Golar LNG Ltd 66
1,490 (a) Green Plains, Inc 45
278 (a) Gulfport Energy Operating Corp 33
24,053 Halliburton Co 974
1,956 (a) Helix Energy Solutions Group, Inc 22
2,660 Helmerich & Payne, Inc 112
7,227 Hess Corp 1,106
3,473 HF Sinclair Corp 198
1,167 International Seaways, Inc 53
52,033 Kinder Morgan, Inc 863
394 Kinetik Holdings, Inc 13
162 (a) KLX Energy Services Holdings, Inc 2
12,210 (a) Kosmos Energy Ltd 100
4,256 Liberty Energy, Inc 79
4,177 Magnolia Oil & Gas Corp 96
16,639 Marathon Oil Corp 445
11,042 Marathon Petroleum Corp 1,671
2,911 Matador Resources Co 173
3,745 Murphy Oil Corp 170
238 (a) Nabors Industries Ltd 29

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
726 Nacco Industries, Inc (Class A) $ 25
1,311 (b) New Fortress Energy, Inc 43
3,366 (a) Newpark Resources, Inc 23
2,852 Noble Corp plc 144
10,248 Nordic American Tankers Ltd 42
1,684 Northern Oil and Gas, Inc 68
10,664 NOV, Inc 223
18,209 Occidental Petroleum Corp 1,181
2,352 (a) Oceaneering International, Inc 60
2,073 (a) Oil States International, Inc 17
11,638 ONEOK, Inc 738
6,170 Ovintiv, Inc 294
1,291 (a) Par Pacific Holdings, Inc 46
7,160 Patterson-UTI Energy, Inc 99
2,663 PBF Energy, Inc 143
3,255 Peabody Energy Corp 85
5,026 Permian Resources Corp 70
11,993 Phillips 66 1,441
6,067 Pioneer Natural Resources Co 1,393
260 (a) PrimeEnergy Corp 30
2,609 (a) ProPetro Holding Corp 28
5,850 Range Resources Corp 190
702 (a) Rex American Resources Corp 29
257 Riley Exploration Permian, Inc 8
2,001 (a) Ring Energy, Inc 4
2,256 RPC, Inc 20
792 SandRidge Energy, Inc 12
36,956 Schlumberger Ltd 2,155
948 Scorpio Tankers, Inc 51
2,348 (a) SEACOR Marine Holdings, Inc 33
1,338 (a) Seadrill Ltd 60
1,587 Select Water Solutions, Inc 13
2,365 SFL Corp Ltd 26
258 (a) SilverBow Resources, Inc 9
2,011 Sitio Royalties Corp 49
2,674 SM Energy Co 106
886 Solaris Oilfield Infrastructure, Inc 9
26,298 (a) Southwestern Energy Co 170
1,668 (a) Talos Energy, Inc 27
6,202 Targa Resources Corp 532
11,745 TechnipFMC plc 239
560 Teekay Tankers Ltd 23
14,573 (a),(b) Tellurian, Inc 17
3,440 (a) Tetra Technologies, Inc 22
152 Texas Pacific Land Corp 277
1,174 (a) Tidewater, Inc 83
7,605 (a) Uranium Energy Corp 39
1,949 (a) US Silica Holdings, Inc 27
1,428 Vaalco Energy, Inc 6
1,772 (a) Valaris Ltd 133
9,166 Valero Energy Corp 1,299
1,548 (a) Vertex Energy, Inc 7
458 (a) Vital Energy, Inc 25
758 Vitesse Energy, Inc 17
3,587 (a) W&T Offshore, Inc 16
1,897 (a) Weatherford International plc 171
32,607 Williams Cos, Inc 1,099
415 World Fuel Services Corp 9
TOTAL ENERGY 52,588
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
113 Alexander's, Inc 21

Stock Index Account September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,558 Alpine Income Property Trust, Inc $ 25
1,091 (a) Apartment Investment and Management Co 7
3,704 Brandywine Realty Trust 17
552 BRT Apartments Corp 10
460 Centerspace 28
1,087 City Office REIT, Inc 5
544 Clipper Realty, Inc 3
2,602 Corporate Office Properties Trust 62
588 (b) CTO Realty Growth, Inc 9
7,300 Diversified Healthcare Trust 14
1,724 Easterly Government Properties, Inc 20
3,522 Empire State Realty Trust, Inc 28
2,060 Equity Commonwealth 38
967 (b) Farmland Partners, Inc 10
1,064 Getty Realty Corp 29
815 Gladstone Land Corp 12
1,479 Global Medical REIT, Inc 13
4,988 Global Net Lease, Inc 48
1,451 Highwoods Properties, Inc 30
1,587 InvenTrust Properties Corp 38
3,149 JBG SMITH Properties 46
838 LTC Properties, Inc 27
1,067 National Health Investors, Inc 55
662 NexPoint Residential Trust, Inc 21
1,207 Office Properties Income Trust 5
574 One Liberty Properties, Inc 11
1,597 Orion Office REIT, Inc 8
2,970 Outfront Media, Inc 30
4,579 Paramount Group, Inc 21
738 (b) Peakstone Realty Trust 12
4,334 Pebblebrook Hotel Trust 59
2,989 Phillips Edison & Co, Inc 100
5,940 Physicians Realty Trust 72
4,204 Retail Opportunity Investments Corp 52
392 Saul Centers, Inc 14
8,781 UDR, Inc 313
3,786 Uniti Group, Inc 18
294 Universal Health Realty Income Trust 12
3,855 Urban Edge Properties 59
1,293 Whitestone REIT 12
5,527 WP Carey, Inc 299
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,713
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.5%
1,964 Acadia Realty Trust 28
2,147 Agree Realty Corp 119
1,433 Alexander & Baldwin, Inc 24
4,560 Alexandria Real Estate Equities, Inc 456
1,425 American Assets Trust, Inc 28
8,855 American Homes 4 Rent 298
12,124 American Tower Corp 1,994
7,241 Americold Realty Trust, Inc 220
3,394 Apartment Income REIT Corp 104
4,526 Apple Hospitality REIT, Inc 69
1,658 Armada Hoffler Properties, Inc 17
3,741 AvalonBay Communities, Inc 643
4,442 Boston Properties, Inc 264
1,188 Braemar Hotels & Resorts, Inc 3
7,811 Brixmor Property Group, Inc 162
4,091 Broadstone Net Lease, Inc 59
2,780 Camden Property Trust 263
3,202 CareTrust REIT, Inc 66

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,043 CBL & Associates Properties, Inc $ 22
1,449 Chatham Lodging Trust 14
753 Community Healthcare Trust, Inc 22
4,434 Cousins Properties, Inc 90
11,588 Crown Castle, Inc 1,066
5,793 CubeSmart 221
7,193 DiamondRock Hospitality Co 58
7,652 Digital Realty Trust, Inc 926
4,303 Douglas Emmett, Inc 55
1,084 EastGroup Properties, Inc 181
1,203 EPR Properties 50
2,453 Equinix, Inc 1,782
4,754 Equity Lifestyle Properties, Inc 303
9,985 Equity Residential 586
3,224 Essential Properties Realty Trust, Inc 70
1,709 Essex Property Trust, Inc 362
5,535 Extra Space Storage, Inc 673
2,191 Federal Realty Investment Trust 199
3,144 First Industrial Realty Trust, Inc 150
1,561 Four Corners Property Trust, Inc 35
6,257 Gaming and Leisure Properties, Inc 285
881 (b) Gladstone Commercial Corp 11
10,202 Healthcare Realty Trust, Inc 156
13,991 Healthpeak Properties, Inc 257
1,493 Hersha Hospitality Trust 15
19,934 Host Marriott Corp 320
908 (a) Howard Hughes Holdings, Inc 67
3,600 Hudson Pacific Properties, Inc 24
5,802 Independence Realty Trust, Inc 82
821 Innovative Industrial Properties, Inc 62
16,360 Invitation Homes, Inc 518
7,507 Iron Mountain, Inc 446
3,530 Kilroy Realty Corp 112
16,724 Kimco Realty Corp 294
6,010 Kite Realty Group Trust 129
2,210 Lamar Advertising Co 184
7,690 Lexington Realty Trust 68
6,081 Macerich Co 66
1,163 Mack-Cali Realty Corp 19
11,928 (b) Medical Properties Trust, Inc 65
3,069 Mid-America Apartment Communities, Inc 395
4,721 National Retail Properties, Inc 167
1,052 National Storage Affiliates Trust 33
1,788 NETSTREIT Corp 28
5,363 Omega Healthcare Investors, Inc 178
4,924 Park Hotels & Resorts, Inc 61
3,343 Piedmont Office Realty Trust, Inc 19
628 Plymouth Industrial REIT, Inc 13
1,831 PotlatchDeltic Corp 83
23,931 Prologis, Inc 2,685
4,195 Public Storage, Inc 1,105
3,743 Rayonier, Inc 107
17,697 Realty Income Corp 884
4,630 Regency Centers Corp 275
5,133 Rexford Industrial Realty, Inc 253
2,146 RLJ Lodging Trust 21
1,611 RPT Realty 17
1,525 Ryman Hospitality Properties, Inc 127
4,837 Sabra Health Care REIT, Inc 67
830 Safehold, Inc 15
2,878 SBA Communications Corp 576
770 Service Properties Trust 6

Stock Index Account September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
8,687 Simon Property Group, Inc $ 938
6,051 SITE Centers Corp 75
1,278 (b) SL Green Realty Corp 48
3,189 Spirit Realty Capital, Inc 107
4,481 STAG Industrial, Inc 155
3,928 Summit Hotel Properties, Inc 23
3,196 Sun Communities, Inc 378
7,507 Sunstone Hotel Investors, Inc 70
2,916 Tanger Factory Outlet Centers, Inc 66
1,821 Terreno Realty Corp 103
994 UMH Properties, Inc 14
10,695 Ventas, Inc 451
25,955 (c) VICI Properties, Inc 755
4,805 Vornado Realty Trust 109
107 Washington REIT 1
13,304 (c) Welltower, Inc 1,090
18,821 Weyerhaeuser Co 577
994 Xenia Hotels & Resorts, Inc 12
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 26,949
FINANCIAL SERVICES - 7.7%
974 Affiliated Managers Group, Inc 127
4,905 (a),(b) Affirm Holdings, Inc 104
13,354 AGNC Investment Corp 126
315 Alerus Financial Corp 6
7,253 Ally Financial, Inc 194
406 A-Mark Precious Metals, Inc 12
15,286 American Express Co 2,281
2,714 Ameriprise Financial, Inc 895
12,637 Annaly Capital Management, Inc 238
3,041 Apollo Commercial Real Estate Finance, Inc 31
13,592 Apollo Global Management, Inc 1,220
3,729 (b) Arbor Realty Trust, Inc 57
1,014 (b) Ares Commercial Real Estate Corp 10
4,057 Ares Management Corp 417
2,063 ARMOUR Residential REIT, Inc 9
1,731 Artisan Partners Asset Management, Inc 65
802 (a) AssetMark Financial Holdings, Inc 20
1,242 (a) Avantax, Inc 32
3,908 (a) AvidXchange Holdings, Inc 37
603 (b) B Riley Financial, Inc 25
1,284 Banco Latinoamericano de Exportaciones S.A. (Class E) 27
20,283 Bank of New York Mellon Corp 865
47,636 (a) Berkshire Hathaway, Inc 16,687
8,951 BGC Group, Inc 47
3,845 BlackRock, Inc 2,486
4,265 (b) Blackstone Mortgage Trust, Inc 93
18,249 Blackstone, Inc 1,955
14,032 (a) Block, Inc 621
11,576 Blue Owl Capital, Inc 150
1,461 Bread Financial Holdings, Inc 50
1,604 Brightsphere Investment Group, Inc 31
3,033 BrightSpire Capital, Inc 19
2,523 (a) Cannae Holdings, Inc 47
1,535 (a) Cantaloupe, Inc 10
10,078 Capital One Financial Corp 978
5,682 Carlyle Group, Inc 171
576 Cass Information Systems, Inc 21
2,743 Cboe Global Markets, Inc 428
38,514 Charles Schwab Corp 2,114
5,843 Chimera Investment Corp 32
2,359 Claros Mortgage Trust, Inc 26

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
9,241 CME Group, Inc $ 1,850
853 Cohen & Steers, Inc 53
4,422 (a) Coinbase Global, Inc 332
1,463 Compass Diversified Trust 27
3,916 Corebridge Financial, Inc 77
129 (a) Credit Acceptance Corp 59
118 Diamond Hill Investment Group, Inc 20
6,462 Discover Financial Services 560
1,075 (a) Donnelley Financial Solutions, Inc 60
620 Dynex Capital, Inc 7
1,030 (b) Ellington Financial, Inc 13
218 Enact Holdings, Inc 6
553 (a) Encore Capital Group, Inc 26
1,226 (a) Enova International, Inc 62
9,797 Equitable Holdings, Inc 278
2,494 Essent Group Ltd 118
1,004 (a) Euronet Worldwide, Inc 80
904 Evercore Partners, Inc (Class A) 125
1,923 EVERTEC, Inc 71
993 Factset Research Systems, Inc 434
120 Federal Agricultural Mortgage Corp (FAMC) 19
15,849 Fidelity National Information Services, Inc 876
848 FirstCash Holdings, Inc 85
15,863 (a) Fiserv, Inc 1,792
1,833 (a) FleetCor Technologies, Inc 468
2,549 (a) Flywire Corp 81
481 (a) Forge Global Holdings, Inc 1
2,037 Franklin BSP Realty Trust, Inc 27
8,239 Franklin Resources, Inc 203
559 GCM Grosvenor, Inc 4
6,602 Global Payments, Inc 762
8,495 Goldman Sachs Group, Inc 2,749
1,667 Granite Point Mortgage Trust, Inc 8
1,775 (a) Green Dot Corp 25
904 Hamilton Lane, Inc 82
2,171 (b) Hannon Armstrong Sustainable Infrastructure Capital, Inc 46
1,371 Houlihan Lokey, Inc 147
351 (a) I3 Verticals, Inc 7
2,433 Interactive Brokers Group, Inc (Class A) 211
14,715 Intercontinental Exchange, Inc 1,619
677 (a) International Money Express, Inc 11
10,471 Invesco Ltd 152
645 Invesco Mortgage Capital, Inc 6
2,050 Jack Henry & Associates, Inc 310
2,026 Jackson Financial, Inc 77
4,371 Janus Henderson Group plc 113
5,504 Jefferies Financial Group, Inc 202
16,794 KKR & Co, Inc 1,035
933 KKR Real Estate Finance Trust, Inc 11
2,645 Ladder Capital Corp 27
2,463 Lazard Ltd (Class A) 76
2,865 (a) LendingClub Corp 17
334 (a) LendingTree, Inc 5
2,046 LPL Financial Holdings, Inc 486
965 MarketAxess Holdings, Inc 206
11,987 (a) Marqeta, Inc 72
21,767 Mastercard, Inc (Class A) 8,618
77 Merchants Bancorp 2
2,348 MFA Financial, Inc 23
7,150 MGIC Investment Corp 119
1,603 Moelis & Co 72
4,066 Moody's Corp 1,286

Stock Index Account September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
31,492 Morgan Stanley $ 2,572
671 Morningstar, Inc 157
1,830 (a) Mr Cooper Group, Inc 98
2,001 MSCI, Inc (Class A) 1,027
8,679 Nasdaq Stock Market, Inc 422
2,696 Navient Corp 46
249 Nelnet, Inc (Class A) 22
619 (a) NerdWallet, Inc 5
2,274 New York Mortgage Trust, Inc 19
2,265 (a) NMI Holdings, Inc 61
5,699 Northern Trust Corp 396
2,990 OneMain Holdings, Inc 120
3,011 (a) Open Lending Corp 22
651 (b) Orchid Island Capital, Inc 6
1,141 P10, Inc 13
5,269 (a) Pagseguro Digital Ltd 45
1,422 Patria Investments Ltd 21
5,249 (a) Payoneer Global, Inc 32
29,039 (a) PayPal Holdings, Inc 1,698
1,007 (a) Paysafe Ltd 12
750 PennyMac Financial Services, Inc 50
15 PennyMac Mortgage Investment Trust 0^
745 Perella Weinberg Partners 8
553 Piper Jaffray Cos 80
727 PJT Partners, Inc 58
684 (a) PRA Group, Inc 13
750 (a) PROG Holdings, Inc 25
4,226 Radian Group, Inc 106
5,107 Raymond James Financial, Inc 513
3,562 Ready Capital Corp 36
2,761 (b) Redwood Trust, Inc 20
383 Regional Management Corp 11
3,564 (a) Remitly Global, Inc 90
2,014 (a) Repay Holdings Corp 15
11,204 Rithm Capital Corp 104
15,885 (a) Robinhood Markets, Inc 156
3,914 (a) Rocket Cos, Inc 32
8,316 S&P Global, Inc 3,039
551 Sculptor Capital Management, Inc 6
2,653 SEI Investments Co 160
1,262 (a) Shift4 Payments, Inc 70
6,060 SLM Corp 83
22,427 (a) SoFi Technologies, Inc 179
235 (a) Star Holdings 3
7,310 (b) Starwood Property Trust, Inc 141
8,275 State Street Corp 554
1,257 StepStone Group, Inc 40
2,962 Stifel Financial Corp 182
7,953 (a) StoneCo Ltd 85
601 (a) StoneX Group, Inc 58
11,597 Synchrony Financial 355
5,904 T Rowe Price Group, Inc 619
2,205 TFS Financial Corp 26
9,479 (a) Toast, Inc 178
1,884 TPG RE Finance Trust, Inc 13
1,717 TPG, Inc 52
2,955 Tradeweb Markets, Inc 237
2,103 Two Harbors Investment Corp 28
2,095 (a),(b) Upstart Holdings, Inc 60
2,181 UWM Holdings Corp 11
711 Victory Capital Holdings, Inc 24
741 Virtu Financial, Inc 13

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
255 Virtus Investment Partners, Inc $ 52
41,988 Visa, Inc (Class A) 9,658
2,651 Voya Financial, Inc 176
771 Walker & Dunlop, Inc 57
1,032 Waterstone Financial, Inc 11
8,485 Western Union Co 112
1,129 (a) WEX, Inc 212
4,611 WisdomTree, Inc 32
160 (a) World Acceptance Corp 20
8,888 XP, Inc 205
TOTAL FINANCIAL SERVICES 84,022
FOOD, BEVERAGE & TOBACCO - 2.9%
46,259 Altria Group, Inc 1,945
14,161 Archer-Daniels-Midland Co 1,068
1,674 B&G Foods, Inc (Class A) 16
4,728 (a) Benson Hill, Inc 2
1,699 (a),(b) Beyond Meat, Inc 16
285 (a) Boston Beer Co, Inc (Class A) 111
1,291 Brown-Forman Corp (Class A) 75
4,794 Brown-Forman Corp (Class B) 277
3,814 Bunge Ltd 413
583 Calavo Growers, Inc 15
700 Cal-Maine Foods, Inc 34
5,433 Campbell Soup Co 223
1,364 (a) Celsius Holdings, Inc 234
101,339 Coca-Cola Co 5,673
126 Coca-Cola Consolidated Inc 80
13,074 ConAgra Brands, Inc 358
4,189 Constellation Brands, Inc (Class A) 1,053
4,066 (a) Darling International, Inc 212
1,898 Dole plc 22
705 (a) Duckhorn Portfolio, Inc 7
5,653 Flowers Foods, Inc 125
1,151 Fresh Del Monte Produce, Inc 30
1,239 (a) Freshpet, Inc 82
14,890 General Mills, Inc 953
2,641 (a) Hain Celestial Group, Inc 27
3,767 Hershey Co 754
7,844 Hormel Foods Corp 298
3,112 (a) Hostess Brands, Inc 104
1,536 Ingredion, Inc 151
308 J&J Snack Foods Corp 50
2,640 J.M. Smucker Co 324
368 John B Sanfilippo & Son, Inc 36
6,867 Kellogg Co 409
25,520 Keurig Dr Pepper, Inc 806
20,410 Kraft Heinz Co 687
3,732 Lamb Weston Holdings, Inc 345
566 Lancaster Colony Corp 93
6,567 McCormick & Co, Inc 497
476 MGP Ingredients, Inc 50
684 (a) Mission Produce, Inc 7
4,604 Molson Coors Brewing Co (Class B) 293
35,503 Mondelez International, Inc 2,464
19,105 (a) Monster Beverage Corp 1,012
607 (a) National Beverage Corp 28
35,674 PepsiCo, Inc 6,045
40,333 Philip Morris International, Inc 3,734
1,486 (a) Pilgrim's Pride Corp 34
1,410 (a) Post Holdings, Inc 121
4,873 Primo Water Corp 67

Stock Index Account September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
8 Seaboard Corp $ 30
226 (a) Seneca Foods Corp 12
2,221 (a) Simply Good Foods Co 77
537 (a) Sovos Brands, Inc 12
2,448 (a) SunOpta, Inc 8
1,691 (a) TreeHouse Foods, Inc 74
310 Turning Point Brands, Inc 7
7,401 Tyson Foods, Inc (Class A) 374
627 Universal Corp 30
1,426 Utz Brands, Inc 19
4,010 Vector Group Ltd 43
630 (a) Vita Coco Co, Inc 16
689 (a) Vital Farms, Inc 8
TOTAL FOOD, BEVERAGE & TOBACCO 32,170
HEALTH CARE EQUIPMENT & SERVICES - 5.4%
5,433 (a),(b) 23andMe Holding Co 5
44,993 Abbott Laboratories 4,358
2,626 (a) Acadia Healthcare Co, Inc 185
1,487 (a) Accolade, Inc 16
2,296 (a) AdaptHealth Corp 21
409 (a) Addus HomeCare Corp 35
462 (a) Agiliti, Inc 3
7,389 (a),(b) agilon health, Inc 131
1,952 (a) Align Technology, Inc 596
2,083 (a) Alignment Healthcare, Inc 14
2,755 (a) Allscripts Healthcare Solutions, Inc 36
2,458 (a) Alphatec Holdings, Inc 32
872 (a) Amedisys, Inc 81
5,730 (a) American Well Corp 7
4,061 AmerisourceBergen Corp 731
986 (a) AMN Healthcare Services, Inc 84
1,310 (a) Angiodynamics, Inc 10
1,046 (a) Apollo Medical Holdings, Inc 32
1,229 (a) AtriCure, Inc 54
40 Atrion Corp 17
1,650 (a) Avanos Medical, Inc 33
17,812 (a) Aveanna Healthcare Holdings, Inc 21
1,009 (a) Axogen, Inc 5
1,185 (a) Axonics, Inc 66
13,541 Baxter International, Inc 511
7,322 Becton Dickinson & Co 1,893
37,553 (a) Boston Scientific Corp 1,983
6,211 (a) Brookdale Senior Living, Inc 26
4,980 (a),(b) Butterfly Network, Inc 6
6,787 Cardinal Health, Inc 589
627 (a) Castle Biosciences, Inc 11
14,200 (a) Centene Corp 978
3,092 (a) Certara, Inc 45
4,212 (a) Cerus Corp 7
365 Chemed Corp 190
7,681 Cigna Group 2,197
481 (a) Computer Programs & Systems, Inc 8
671 Conmed Corp 68
1,238 Cooper Cos, Inc 394
137 (a) Corvel Corp 27
1,273 (a) Cross Country Healthcare, Inc 32
1,250 (a) CryoLife, Inc 19
593 (a),(b) Cutera, Inc 4
33,674 CVS Health Corp 2,351
1,340 (a) DaVita, Inc 127
792 (a) Definitive Healthcare Corp 6

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
5,191 Dentsply Sirona, Inc $ 177
10,144 (a) DexCom, Inc 946
2,001 (a) DocGo, Inc 11
2,649 (a) Doximity, Inc 56
15,670 (a) Edwards Lifesciences Corp 1,086
6,195 Elevance Health, Inc 2,697
2,193 Embecta Corp 33
2,399 Encompass Health Corp 161
1,534 (a) Enhabit, Inc 17
1,154 (a) Enovis Corp 61
1,488 Ensign Group, Inc 138
3,894 (a) Envista Holdings Corp 109
2,165 (a) Evolent Health, Inc 59
3,412 (a) Figs, Inc 20
604 (a) Fulgent Genetics, Inc 16
10,436 GE HealthCare Technologies, Inc 710
1,276 (a) Glaukos Corp 96
3,018 (a) Globus Medical, Inc 150
2,679 (a) Guardant Health, Inc 79
987 (a) Haemonetics Corp 88
5,367 HCA, Inc 1,320
1,262 (a) Health Catalyst, Inc 13
2,384 (a) HealthEquity, Inc 174
1,071 HealthStream, Inc 23
3,559 (a) Henry Schein, Inc 264
3,283 (a) Hims & Hers Health, Inc 21
6,341 (a) Hologic, Inc 440
3,215 Humana, Inc 1,564
588 (a) ICU Medical, Inc 70
2,172 (a) IDEXX Laboratories, Inc 950
1,298 (a) Inari Medical, Inc 85
2,055 (a) Inmode Ltd 63
316 (a) Innovage Holding Corp 2
672 (a) Inogen, Inc 4
734 (a) Inspire Medical Systems, Inc 146
1,892 (a) Insulet Corp 302
935 (a) Integer Holdings Corp 73
1,812 (a) Integra LifeSciences Holdings Corp 69
9,043 (a) Intuitive Surgical, Inc 2,643
818 (a) iRhythm Technologies, Inc 77
390 (a) Joint Corp 3
2,293 Laboratory Corp of America Holdings 461
1,392 (a) Lantheus Holdings, Inc 97
562 LeMaitre Vascular, Inc 31
1,759 (a),(b) LifeStance Health Group, Inc 12
874 (a) LivaNova plc 46
1,202 (a) Masimo Corp 105
3,551 McKesson Corp 1,544
34,816 Medtronic plc 2,728
1,508 (a) Merit Medical Systems, Inc 104
126 Mesa Laboratories, Inc 13
426 (a) ModivCare, Inc 13
1,532 (a) Molina Healthcare, Inc 502
10,131 (a) Multiplan Corp 17
1,138 (a) Nano-X Imaging Ltd 7
212 National Healthcare Corp 14
357 National Research Corp 16
5,732 (a) Neogen Corp 106
3,250 (a) NeoGenomics, Inc 40
1,074 (a) Nevro Corp 21
1,960 (a) NextGen Healthcare, Inc 47
2,637 (a) Novocure Ltd 43

Stock Index Account September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,291 (a) Omnicell, Inc $ 58
13,300 (a) Opko Health, Inc 21
578 (a) OptimizeRx Corp 4
3,932 (a) Option Care Health, Inc 127
2,181 (a) OraSure Technologies, Inc 13
945 (a) Orthofix Medical, Inc 12
357 (a) OrthoPediatrics Corp 11
1,325 (a) Outset Medical, Inc 14
2,217 (a) Owens & Minor, Inc 36
5,953 (a) P3 Health Partners, Inc 9
1,177 (a) Paragon 28, Inc 15
1,971 Patterson Cos, Inc 58
1,877 (a) Pediatrix Medical Group, Inc 24
942 (a) Pennant Group, Inc 10
903 (a) Penumbra, Inc 218
619 (a) PetIQ, Inc 12
1,246 (a) Phreesia, Inc 23
2,266 Premier, Inc 49
1,116 (a) Privia Health Group, Inc 26
670 (a) PROCEPT BioRobotics Corp 22
1,851 (a) Progyny, Inc 63
3,887 (a) Project Roadrunner Parent, Inc 59
711 (a) Pulmonx Corp 7
324 (a),(b) Pulse Biosciences, Inc 1
2,885 Quest Diagnostics, Inc 352
1,394 (a) QuidelOrtho Corp 102
1,510 (a) RadNet, Inc 43
3,849 Resmed, Inc 569
558 (a) RxSight, Inc 16
1,342 (a) Schrodinger, Inc 38
3,129 Select Medical Holdings Corp 79
8,181 (a) Sharecare, Inc 8
996 (a) Shockwave Medical, Inc 198
815 (a) SI-BONE, Inc 17
775 (a) Sight Sciences, Inc 3
987 (a) Silk Road Medical, Inc 15
414 Simulations Plus, Inc 17
1,339 (a) STAAR Surgical Co 54
2,569 STERIS plc 564
9,165 Stryker Corp 2,505
1,791 (a) Surgery Partners, Inc 52
516 (a) SurModics, Inc 17
468 (a) Tactile Systems Technology, Inc 7
1,948 (a) Tandem Diabetes Care, Inc 40
4,752 (a) Teladoc Health, Inc 88
1,106 Teleflex, Inc 217
2,691 (a) Tenet Healthcare Corp 177
604 (a) TransMedics Group, Inc 33
803 (a) Treace Medical Concepts, Inc 11
226 (a) UFP Technologies, Inc 36
24,128 UnitedHealth Group, Inc 12,165
1,487 Universal Health Services, Inc (Class B) 187
468 US Physical Therapy, Inc 43
149 Utah Medical Products, Inc 13
1,492 (a) Varex Imaging Corp 28
3,720 (a) Veeva Systems, Inc 757
1,334 (a) Vicarious Surgical, Inc 1
5,498 Zimmer Biomet Holdings, Inc 617
2,080 (a) Zimvie, Inc 20
1,048 (a),(b) Zynex, Inc 8
TOTAL HEALTH CARE EQUIPMENT & SERVICES 59,017

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
2,708 (a),(b) Beauty Health Co $ 16
3,638 (a) BellRing Brands, Inc 150
400 (a) Central Garden & Pet Co 18
1,366 (a) Central Garden and Pet Co (Class A) 55
6,278 Church & Dwight Co, Inc 575
3,351 Clorox Co 439
21,073 Colgate-Palmolive Co 1,499
9,161 (a) Coty, Inc 100
1,561 Edgewell Personal Care Co 58
1,333 (a) elf Beauty, Inc 146
2,086 Energizer Holdings, Inc 67
6,045 Estee Lauder Cos (Class A) 874
2,976 (a) Herbalife Ltd 42
625 Inter Parfums, Inc 84
45,082 Kenvue, Inc 905
8,681 Kimberly-Clark Corp 1,049
366 Medifast, Inc 27
537 (a) Nature's Sunshine Products, Inc 9
1,594 Nu Skin Enterprises, Inc (Class A) 34
3,350 (a) Olaplex Holdings, Inc 7
61,235 Procter & Gamble Co 8,932
1,260 Reynolds Consumer Products, Inc 32
1,088 Spectrum Brands Holdings, Inc 85
426 (a) USANA Health Sciences, Inc 25
443 WD-40 Co 90
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 15,318
INSURANCE - 2.3%
15,648 Aflac, Inc 1,201
7,026 Allstate Corp 783
1,747 (a) AMBAC Financial Group, Inc 21
1,719 American Equity Investment Life Holding Co 92
1,947 American Financial Group, Inc 217
18,756 American International Group, Inc 1,137
751 Amerisafe, Inc 38
5,245 Aon plc 1,701
9,400 (a) Arch Capital Group Ltd 749
73 Argo Group International Holdings Ltd 2
1,325 Assurant, Inc 190
1,075 Assured Guaranty Ltd 65
2,014 Axis Capital Holdings Ltd 113
1,542 (a) Brighthouse Financial, Inc 75
5,910 Brown & Brown, Inc 413
1,510 (a) BRP Group, Inc 35
10,701 Chubb Ltd 2,228
3,909 Cincinnati Financial Corp 400
112 CNA Financial Corp 4
2,368 CNO Financial Group, Inc 56
406 Donegal Group, Inc (Class A) 6
746 (a) eHealth, Inc 5
176 Employers Holdings, Inc 7
197 (a) Enstar Group Ltd 48
1,128 Everest Re Group Ltd 419
496 F&G Annuities & Life, Inc 14
6,359 Fidelity National Financial, Inc 263
2,961 First American Financial Corp 167
5,498 Gallagher (Arthur J.) & Co 1,253
9,101 (a) Genworth Financial, Inc (Class A) 53
2,154 Globe Life, Inc 234
1,239 (a) GoHealth, Inc 18
512 (a) Goosehead Insurance, Inc 38

Stock Index Account September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
621 (a) Greenlight Capital Re Ltd (Class A) $ 7
923 Hanover Insurance Group, Inc 102
7,927 Hartford Financial Services Group, Inc 562
290 (b) HCI Group, Inc 16
348 (a),(b) Hippo Holdings, Inc 3
530 Horace Mann Educators Corp 16
62 Investors Title Co 9
865 James River Group Holdings Ltd 13
1,556 Kemper Corp 65
544 Kinsale Capital Group, Inc 225
1,146 (a),(b) Lemonade, Inc 13
4,396 Lincoln National Corp 109
4,829 Loews Corp 306
341 (a) Markel Corp 502
12,857 Marsh & McLennan Cos, Inc 2,447
2,049 (a) MBIA, Inc 15
754 Mercury General Corp 21
16,785 Metlife, Inc 1,056
92 National Western Life Group, Inc 40
394 (a) NI Holdings, Inc 5
6,154 Old Republic International Corp 166
3,765 (a) Oscar Health, Inc 21
682 (a) Palomar Holdings, Inc 35
1,013 Primerica, Inc 196
6,488 Principal Financial Group 468
1,956 ProAssurance Corp 37
15,121 Progressive Corp 2,106
9,827 Prudential Financial, Inc 932
1,767 Reinsurance Group of America, Inc (Class A) 257
1,234 RenaissanceRe Holdings Ltd 244
1,004 RLI Corp 136
2,077 (a) Ryan Specialty Holdings, Inc 100
192 Safety Insurance Group, Inc 13
1,549 Selective Insurance Group, Inc 160
30,064 (a) Selectquote, Inc 35
2,745 (a) SiriusPoint Ltd 28
648 (a) Skyward Specialty Insurance Group, Inc 18
815 Stewart Information Services Corp 36
1,255 Tiptree, Inc 21
6,173 Travelers Cos, Inc 1,008
1,119 (a),(b) Trupanion, Inc 32
844 United Fire Group, Inc 17
1,340 Universal Insurance Holdings, Inc 19
4,932 Unum Group 243
5,570 W.R. Berkley Corp 354
54 White Mountains Insurance Group Ltd 81
2,733 Willis Towers Watson plc 571
TOTAL INSURANCE 24,911
MATERIALS - 2.7%
675 (a),(b) 5E Advanced Materials, Inc 2
889 AdvanSix, Inc 28
5,771 Air Products & Chemicals, Inc 1,636
3,077 Albemarle Corp 523
5,296 Alcoa Corp 154
3,295 (a) Allegheny Technologies, Inc 136
300 Alpha Metallurgical Resources, Inc 78
38,503 Amcor plc 353
1,143 American Vanguard Corp 12
1,717 Aptargroup, Inc 215
716 (a),(d) Ardagh Group S.A. 3
4,201 (b) Ardagh Metal Packaging S.A. 13

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,363 Ashland, Inc $ 111
562 (a) Aspen Aerogels, Inc 5
2,163 Avery Dennison Corp 395
2,934 Avient Corp 104
5,815 (a) Axalta Coating Systems Ltd 156
794 Balchem Corp 98
8,256 Ball Corp 411
2,865 Berry Global Group, Inc 177
1,280 Cabot Corp 89
1,242 Carpenter Technology Corp 83
2,649 Celanese Corp (Series A) 333
1,274 (a) Century Aluminum Co 9
5,112 CF Industries Holdings, Inc 438
284 Chase Corp 36
4,211 Chemours Co 118
623 (a) Clearwater Paper Corp 23
13,598 (a) Cleveland-Cliffs, Inc 213
6,825 (a) Coeur Mining, Inc 15
2,958 Commercial Metals Co 146
1,021 Compass Minerals International, Inc 29
3,240 (a) Constellium SE 59
1,827 (a),(b) Contango ORE, Inc 33
18,816 Corteva, Inc 963
2,839 Crown Holdings, Inc 251
1,980 (a),(b) Danimer Scientific, Inc 4
18,553 Dow, Inc 957
12,301 DuPont de Nemours, Inc 918
820 Eagle Materials, Inc 137
3,088 Eastman Chemical Co 237
6,419 Ecolab, Inc 1,087
890 (a) Ecovyst, Inc 9
6,085 Element Solutions, Inc 119
3,271 FMC Corp 219
37,737 Freeport-McMoRan, Inc (Class B) 1,407
954 FutureFuel Corp 7
41,078 (a) Ginkgo Bioworks Holdings, Inc 74
1,827 Glatfelter Corp 4
7,879 Graphic Packaging Holding Co 176
985 Greif, Inc (Class A) 66
203 Greif, Inc (Class B) 14
1,239 H.B. Fuller Co 85
754 Hawkins, Inc 44
501 Haynes International, Inc 23
16,414 Hecla Mining Co 64
4,964 Huntsman Corp 121
5,121 (a) i-80 Gold Corp 8
915 (a) Ingevity Corp 44
586 Innospec, Inc 60
6,858 International Flavors & Fragrances, Inc 468
9,279 International Paper Co 329
362 (a) Intrepid Potash, Inc 9
1,480 (a) Ivanhoe Electric, Inc 18
443 Kaiser Aluminum Corp 33
1,339 (a) Knife River Corp 65
850 Koppers Holdings, Inc 34
893 Kronos Worldwide, Inc 7
12,677 Linde plc 4,720
4,445 (a),(b) Livent Corp 82
1,747 Louisiana-Pacific Corp 97
952 (a) LSB Industries, Inc 10
6,951 LyondellBasell Industries NV 658
1,576 Martin Marietta Materials, Inc 647

Stock Index Account September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
467 Materion Corp $ 48
838 Minerals Technologies, Inc 46
9,024 Mosaic Co 321
2,475 (a) MP Materials Corp 47
871 Myers Industries, Inc 16
126 NewMarket Corp 57
20,631 Newmont Goldcorp Corp 762
192 (a) Novagold Resources, Inc 1
6,562 Nucor Corp 1,026
3,476 (a) O-I Glass, Inc 58
3,441 Olin Corp 172
395 Olympic Steel, Inc 22
2,691 (a),(b) Origin Materials, Inc 3
2,087 Orion S.A. 44
2,168 Packaging Corp of America 333
728 Pactiv Evergreen, Inc 6
3,762 (a) Perimeter Solutions S.A. 17
464 (a) Piedmont Lithium, Inc 18
5,966 PPG Industries, Inc 774
2,909 (a) PureCycle Technologies, Inc 16
452 Quaker Chemical Corp 72
646 Ramaco Resources, Inc 7
128 Ramaco Resources, Inc 2
821 (a) Ranpak Holdings Corp 4
1,744 (a) Rayonier Advanced Materials, Inc 6
1,410 Reliance Steel & Aluminum Co 370
1,545 Royal Gold, Inc 164
3,225 RPM International, Inc 306
592 Ryerson Holding Corp 17
941 Schnitzer Steel Industries, Inc (Class A) 26
1,637 Schweitzer-Mauduit International, Inc 23
1,142 Scotts Miracle-Gro Co (Class A) 59
3,590 Sealed Air Corp 118
1,015 Sensient Technologies Corp 59
6,183 Sherwin-Williams Co 1,577
1,821 Silgan Holdings, Inc 79
2,169 Sonoco Products Co 118
2,053 Southern Copper Corp 155
3,190 SSR Mining, Inc 42
4,300 Steel Dynamics, Inc 461
479 Stepan Co 36
3,454 (a) Summit Materials, Inc 108
2,524 SunCoke Energy, Inc 26
905 Sylvamo Corp 40
1,535 (a) TimkenSteel Corp 33
1,164 Tredegar Corp 6
1,789 Trimas Corp 44
857 Trinseo plc 7
630 Tronox Holdings plc 8
66 United States Lime & Minerals, Inc 13
5,821 United States Steel Corp 189
4,362 Valvoline, Inc 141
3,379 Vulcan Materials Co 683
1,235 Warrior Met Coal, Inc 63
886 Westlake Chemical Corp 110
6,785 Westrock Co 243
858 Worthington Industries, Inc 53
TOTAL MATERIALS 29,764
MEDIA & ENTERTAINMENT - 7.3%
18,893 Activision Blizzard, Inc 1,769
1,783 (a) Advantage Solutions, Inc 5

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
132,314 (a) Alphabet, Inc $ 17,446
154,468 (a) Alphabet, Inc (Class A) 20,214
921 (a) AMC Networks, Inc 11
428 (a) Atlanta Braves Holdings, Inc 17
1,596 (a) Atlanta Braves Holdings, Inc 57
353 (a) Boston Omaha Corp 6
2,348 (a) Bumble, Inc 35
163 Cable One, Inc 100
2,709 (a) Cargurus, Inc 47
2,223 (a) Cars.com, Inc 37
2,717 (a) Charter Communications, Inc 1,195
3,434 (a) Cinemark Holdings, Inc 63
10,518 (a) Clear Channel Outdoor Holdings, Inc 17
106,492 Comcast Corp (Class A) 4,722
46 (a) Daily Journal Corp 14
1,887 (a) DISH Network Corp (Class A) 11
7,062 Electronic Arts, Inc 850
2,637 Entravision Communications Corp (Class A) 10
2,165 (a) Eventbrite, Inc 21
452 (a) EverQuote, Inc 3
1,941 (a) EW Scripps Co (Class A) 11
7,555 Fox Corp (Class A) 236
3,832 Fox Corp (Class B) 111
7,295 (a),(b) fuboTV, Inc 19
4,050 (a) Gannett Co, Inc 10
2,117 Gray Television, Inc 15
2,290 (a) IAC, Inc 115
1,677 (a) IMAX Corp 32
1,209 (a) Integral Ad Science Holding Corp 14
10,115 Interpublic Group of Cos, Inc 290
1,411 John Wiley & Sons, Inc (Class A) 52
3,122 (a) Liberty Broadband Corp 285
337 (a) Liberty Broadband Corp (Class A) 31
300 (a) Liberty Media Corp-Liberty Formula One 17
4,828 (a) Liberty Media Corp-Liberty Formula One 301
4,032 (a) Liberty Media Corp-Liberty SiriusXM 103
1,910 (a) Liberty Media Corp-Liberty SiriusXM 49
1,236 (a) LIBERTY MEDIA CORP-LIBERTY-C 40
2,000 (a) Lions Gate Entertainment Corp (Class A) 17
3,835 (a) Lions Gate Entertainment Corp (Class B) 30
3,897 (a) Live Nation, Inc 324
832 (a) Madison Square Garden Entertainment Corp 27
456 Madison Square Garden Sports Corp 80
3,683 (a) Magnite, Inc 28
736 (b) Marcus Corp 11
7,483 (a) Match Group, Inc 293
494 (a) MediaAlpha, Inc 4
57,506 (a) Meta Platforms, Inc 17,264
11,397 (a) NetFlix, Inc 4,304
4,377 New York Times Co (Class A) 180
10,391 News Corp (Class A) 208
3,112 News Corp (Class B) 65
1,008 Nexstar Media Group, Inc 145
3,861 (a) Nextdoor Holdings, Inc 7
5,132 Omnicom Group, Inc 382
244 Paramount Global (Class A) 4
16,396 Paramount Global (Class B) 212
15,037 (a) Pinterest, Inc 406
2,020 (a) Playstudios, Inc 6
2,676 (a) Playtika Holding Corp 26
1,094 (a) PubMatic, Inc 13
1,192 (a) QuinStreet, Inc 11

Stock Index Account September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
12,415 (a) ROBLOX Corp $ 360
3,467 (a) Roku, Inc 245
1,096 Scholastic Corp 42
719 Shutterstock, Inc 27
132 (b) Sinclair, Inc 1
16,700 (b) Sirius XM Holdings, Inc 75
832 (a) Sphere Entertainment Co 31
3,688 (a) Spotify Technology S.A. 570
1,585 (a) Stagwell, Inc 7
4,189 (a) Take-Two Interactive Software, Inc 588
708 (a) TechTarget, Inc 21
5,789 TEGNA, Inc 84
612 (a) Thryv Holdings, Inc 11
1,153 (a) TKO Group Holdings, Inc 97
2,932 (a) TripAdvisor, Inc 49
2,406 (a) TrueCar, Inc 5
3,939 (a) Vimeo, Inc 14
47,542 (a) Walt Disney Co 3,853
59,079 (a) Warner Bros Discovery, Inc 642
1,263 (a) WideOpenWest, Inc 10
2,109 (a) Yelp, Inc 88
1,245 (a) Ziff Davis, Inc 79
1,977 (a) ZipRecruiter, Inc 24
7,616 (a) ZoomInfo Technologies, Inc 125
TOTAL MEDIA & ENTERTAINMENT 79,476
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
2,501 (a) 10X Genomics, Inc 103
702 (a) 2seventy bio, Inc 3
524 (a) 4D Molecular Therapeutics, Inc 7
1,639 (a) 89bio, Inc 25
382 (a) Aadi Bioscience, Inc 2
45,931 AbbVie, Inc 6,846
3,739 (a) Acadia Pharmaceuticals, Inc 78
1,604 (a) Aclaris Therapeutics, Inc 11
3,224 (a) Adaptive Biotechnologies Corp 18
546 (a),(b) Adicet Bio, Inc 1
4,828 (a) ADMA Biologics, Inc 17
5,844 (a) Agenus, Inc 7
7,906 Agilent Technologies, Inc 884
1,876 (a) Agios Pharmaceuticals, Inc 46
1,191 (a) Akero Therapeutics, Inc 60
1,235 (a) Aldeyra Therapeutics, Inc 8
1,504 (a) Alector, Inc 10
4,357 (a) Alkermes plc 122
2,417 (a) Allogene Therapeutics, Inc 8
845 (a) Allovir, Inc 2
3,180 (a) Alnylam Pharmaceuticals, Inc 563
515 (a) ALX Oncology Holdings, Inc 2
13,899 Amgen, Inc 3,736
8,241 (a) Amicus Therapeutics, Inc 100
2,888 (a) Amneal Pharmaceuticals, Inc 12
766 (a) Amphastar Pharmaceuticals, Inc 35
1,371 (a) Amylyx Pharmaceuticals, Inc 25
679 (a) AnaptysBio, Inc 12
1,840 (a),(b) Anavex Life Sciences Corp 12
292 (a) ANI Pharmaceuticals, Inc 17
566 (a) Anika Therapeutics, Inc 11
7,332 (a) Annexon, Inc 17
2,514 (a) Apellis Pharmaceuticals, Inc 96
2,291 (a),(b) Arbutus Biopharma Corp 5
798 (a) Arcellx, Inc 29

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
625 (a) Arcturus Therapeutics Holdings, Inc $ 16
1,321 (a) Arcus Biosciences, Inc 24
782 (a) Arcutis Biotherapeutics, Inc 4
5,648 (a) Ardelyx, Inc 23
2,078 (a) Arrowhead Pharmaceuticals, Inc 56
1,292 (a) Arvinas, Inc 25
2,552 (a),(b) Astria Therapeutics, Inc 19
1,878 (a) Atea Pharmaceuticals, Inc 6
478 (a) Aura Biosciences, Inc 4
3,648 (a) Aurinia Pharmaceuticals, Inc 28
17,155 (a) Avantor, Inc 362
1,798 (a) Avid Bioservices, Inc 17
1,307 (a) Avidity Biosciences, Inc 8
854 (a),(b) Axsome Therapeutics, Inc 60
1,758 (a) Beam Therapeutics, Inc 42
6,511 (a) BioAtla, Inc 11
5,428 (a) BioCryst Pharmaceuticals, Inc 38
3,791 (a) Biogen, Inc 974
867 (a) Biohaven Ltd 23
681 (a) BioLife Solutions, Inc 9
4,868 (a) BioMarin Pharmaceutical, Inc 431
527 (a) Biomea Fusion, Inc 7
536 (a) Bio-Rad Laboratories, Inc (Class A) 192
4,009 Bio-Techne Corp 273
2,108 (a),(b) Bluebird Bio, Inc 6
1,758 (a) Blueprint Medicines Corp 88
3,248 (a) Bridgebio Pharma, Inc 86
54,767 Bristol-Myers Squibb Co 3,179
1,501 (a) Brooks Automation, Inc 75
2,841 Bruker BioSciences Corp 177
2,012 (a) Cabaletta Bio, Inc 31
1,052 (a) Cara Therapeutics, Inc 2
1,462 (a) CareDx, Inc 10
1,471 (a) Caribou Biosciences, Inc 7
2,907 (b) Carisma Therapeutics, Inc 12
1,147 (a),(b) Cassava Sciences, Inc 19
4,893 (a) Catalent, Inc 223
1,670 (a) Catalyst Pharmaceuticals, Inc 20
1,296 (a) Celldex Therapeutics, Inc 36
298 (a) Century Therapeutics, Inc 1
1,443 (a) Cerevel Therapeutics Holdings, Inc 32
1,399 (a) Charles River Laboratories International, Inc 274
1,163 (a),(d) Chinook Therapeutics, Inc 0^
1,647 (a) Codexis, Inc 3
1,061 (a) Cogent Biosciences, Inc 10
2,173 (a) Coherus Biosciences, Inc 8
877 (a) Collegium Pharmaceutical, Inc 20
7,441 (a) Compass Therapeutics, Inc 15
2,558 (a) Corcept Therapeutics, Inc 70
1,406 (a) Crinetics Pharmaceuticals, Inc 42
1,192 (a) CryoPort, Inc 16
660 (a) Cullinan Oncology, Inc 6
2,602 (a) Cymabay Therapeutics, Inc 39
3,007 (a) Cytek Biosciences, Inc 17
2,182 (a) Cytokinetics, Inc 64
17,119 Danaher Corp 4,247
731 (a) Day One Biopharmaceuticals, Inc 9
1,209 (a) Deciphera Pharmaceuticals, Inc 15
2,697 (a) Denali Therapeutics, Inc 56
890 (a) Design Therapeutics, Inc 2
472 (a),(b) Disc Medicine, Inc 22
3,515 (a) Dynavax Technologies Corp 52

Stock Index Account September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
858 (a) Dyne Therapeutics, Inc $ 8
323 (a) Eagle Pharmaceuticals, Inc 5
262 (a) Edgewise Therapeutics, Inc 2
2,042 (a) Editas Medicine, Inc 16
12,879 (a) Elanco Animal Health, Inc 145
22,023 Eli Lilly & Co 11,829
648 (a) Enanta Pharmaceuticals, Inc 7
619 (a) Enliven Therapeutics, Inc 8
1,666 (a) Entrada Therapeutics, Inc 26
3,632 (a) EQRx, Inc 8
2,249 (a) Erasca, Inc 4
702 (a) Evolus, Inc 6
4,622 (a) Exact Sciences Corp 315
7,341 (a) Exelixis, Inc 160
690 (a),(b) EyePoint Pharmaceuticals, Inc 6
2,380 (a) Fate Therapeutics, Inc 5
505 (a) Foghorn Therapeutics, Inc 3
2,432 (a) Fortrea Holdings, Inc 70
1,553 (a) Genelux Corp 38
1,233 (a) Generation Bio Co 5
12,566 (a) Geron Corp 27
32,655 Gilead Sciences, Inc 2,447
10,246 (a) Gritstone bio, Inc 18
3,934 (a) Halozyme Therapeutics, Inc 150
588 (a) Harmony Biosciences Holdings, Inc 19
690 (a),(b) Harrow Health, Inc 10
5,607 (a) Horizon Therapeutics PLC 649
2,179 (a) ICON plc 537
278 (a) Icosavax, Inc 2
950 (a) Ideaya Biosciences, Inc 26
229 (a),(b) IGM Biosciences, Inc 2
3,754 (a) Ikena Oncology, Inc 16
4,268 (a) Illumina, Inc 586
2,190 (a) Immuneering Corp 17
10,790 (a),(b) ImmunityBio, Inc 18
5,543 (a) Immunogen, Inc 88
1,107 (a) Immunovant, Inc 43
5,156 (a) Incyte Corp 298
813 (a) Inhibrx, Inc 15
2,407 (a) Innoviva, Inc 31
4,356 (a),(b) Inozyme Pharma, Inc 18
3,278 (a) Insmed, Inc 83
2,093 (a) Intellia Therapeutics, Inc 66
836 (a) Intercept Pharmaceuticals, Inc 16
2,522 (a) Intra-Cellular Therapies, Inc 131
3,279 (a) Ionis Pharmaceuticals, Inc 149
4,447 (a) Iovance Biotherapeutics, Inc 20
4,668 (a) IQVIA Holdings, Inc 918
4,209 (a) Ironwood Pharmaceuticals, Inc 41
572 (a) iTeos Therapeutics, Inc 6
258 (a) Janux Therapeutics, Inc 3
1,671 (a) Jazz Pharmaceuticals plc 216
62,586 Johnson & Johnson 9,748
487 (a) KalVista Pharmaceuticals, Inc 5
951 (a) Karuna Therapeutics, Inc 161
2,103 (a) Karyopharm Therapeutics, Inc 3
400 (a) Keros Therapeutics, Inc 13
1,311 (a) Kezar Life Sciences, Inc 2
706 (a) Kiniksa Pharmaceuticals Ltd 12
988 (a) Kodiak Sciences, Inc 2
486 (a) Krystal Biotech, Inc 56
1,654 (a) Kura Oncology, Inc 15

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
969 (a) Kymera Therapeutics, Inc $ 13
1,763 (a),(b) Lexicon Pharmaceuticals, Inc 2
484 (a) Ligand Pharmaceuticals, Inc (Class B) 29
1,283 (a) Liquidia Corp 8
4,069 (a),(b) Lyell Immunopharma, Inc 6
1,721 (a) MacroGenics, Inc 8
275 (a) Madrigal Pharmaceuticals, Inc 40
7,710 (a) MannKind Corp 32
3,088 (a) Maravai LifeSciences Holdings, Inc 31
1,321 (a),(b) Marinus Pharmaceuticals, Inc 11
2,546 (a) MaxCyte, Inc 8
647 (a) Medpace Holdings, Inc 157
548 (a) MeiraGTx Holdings plc 3
66,158 Merck & Co, Inc 6,811
575 (a) Mettler-Toledo International, Inc 637
3,231 (a) MiMedx Group, Inc 24
1,197 (a) Mirati Therapeutics, Inc 52
392 (a) Mirum Pharmaceuticals, Inc 12
8,660 (a) Moderna, Inc 894
213 (a),(b) Monte Rosa Therapeutics, Inc 1
597 (a) Morphic Holding, Inc 14
2,502 (a) Myriad Genetics, Inc 40
1,328 (a),(b) NanoString Technologies, Inc 2
2,327 (a) Natera, Inc 103
2,550 (a) Neurocrine Biosciences, Inc 287
761 (a) NGM Biopharmaceuticals, Inc 1
881 (a) Nkarta, Inc 1
2,168 (a),(b) Novavax, Inc 16
1,379 (a) Nurix Therapeutics, Inc 11
786 (a) Nuvalent, Inc 36
4,458 (a) Nuvation Bio, Inc 6
1,389 (a) Nuvectis Pharma, Inc 18
2,221 (a) Ocular Therapeutix, Inc 7
2,983 (a) Olema Pharmaceuticals, Inc 37
3,975 (a),(b) Omeros Corp 12
183 (a),(d) OmniAb Operations, Inc 0^
183 (a),(d) OmniAb Operations, Inc 0^
2,371 (a) OmniAb, Inc 12
1,103 (a) Organogenesis Holdings, Inc 4
5,283 Organon & Co 92
5,816 (a) Pacific Biosciences of California, Inc 49
1,343 (a) Pacira BioSciences, Inc 41
3,296 PerkinElmer, Inc 365
2,985 Perrigo Co plc 95
147,484 Pfizer, Inc 4,892
575 (a) Phathom Pharmaceuticals, Inc 6
720 Phibro Animal Health Corp 9
1,499 (a) Pliant Therapeutics, Inc 26
754 (a) PMV Pharmaceuticals, Inc 5
2,006 (a) Point Biopharma Global, Inc 13
10,461 (a) Poseida Therapeutics, Inc 25
2,435 (a),(b) Precigen, Inc 3
1,585 (a) Prestige Consumer Healthcare, Inc. 91
1,074 (a),(b) Prime Medicine, Inc 10
1,636 (a) ProKidney Corp 8
1,206 (a) Protagonist Therapeutics, Inc 20
11,062 (a) Protalix BioTherapeutics, Inc 18
1,011 (a) Prothena Corp plc 49
2,011 (a) PTC Therapeutics, Inc 45
5,490 (a) QIAGEN NV 222
914 (a) Quanterix Corp 25
2,497 (a),(b) Quantum-Si, Inc 4

Stock Index Account September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,157 (a) Rallybio Corp $ 11
524 (a) RAPT Therapeutics, Inc 9
3,244 (a),(b) Recursion Pharmaceuticals, Inc 25
2,703 (a) Regeneron Pharmaceuticals, Inc 2,224
1,062 (a) REGENXBIO, Inc 17
2,088 (a) Relay Therapeutics, Inc 18
3,329 (a),(b) Reneo Pharmaceuticals, Inc 25
1,424 (a) Repligen Corp 226
699 (a) Replimune Group, Inc 12
2,003 (a) Revance Therapeutics, Inc 23
1,744 (a) REVOLUTION Medicines, Inc 48
1,363 (a) Rhythm Pharmaceuticals, Inc 31
4,657 (a) Rigel Pharmaceuticals, Inc 5
1,412 (a) Rocket Pharmaceuticals, Inc 29
9,510 (a) Roivant Sciences Ltd 111
8,941 Royalty Pharma plc 243
1,665 (a) Sage Therapeutics, Inc 34
2,386 (a),(b) Sana Biotechnology, Inc 9
3,362 (a) Sangamo Therapeutics Inc 2
2,419 (a) Sarepta Therapeutics, Inc 293
3,671 (a) Seagen, Inc 779
1,126 (a) Seer, Inc 2
2,061 (a) Seres Therapeutics, Inc 5
1,913 SIGA Technologies, Inc 10
3,798 (a) SomaLogic, Inc 9
1,610 (a),(d) Sorrento Therapeutics, Inc 2
2,303 (a) Sotera Health Co 35
843 (a) SpringWorks Therapeutics, Inc 19
519 (a),(b) Stoke Therapeutics, Inc 2
10,163 (a),(b) Summit Therapeutics, Inc 19
1,648 (a) Supernus Pharmaceuticals, Inc 45
1,211 (a) Sutro Biopharma, Inc 4
1,544 (a) Syndax Pharmaceuticals, Inc 22
1,233 (a) Tango Therapeutics, Inc 14
197 (a) Tarsus Pharmaceuticals, Inc 4
285 (a) Tenaya Therapeutics, Inc 1
1,158 (a) Terns Pharmaceuticals, Inc 6
3,788 (a) TG Therapeutics, Inc 32
1,625 (a),(b) Theravance Biopharma, Inc 14
10,027 Thermo Fisher Scientific, Inc 5,075
1,469 (a) Travere Therapeutics, Inc 13
9,226 (a) Trevi Therapeutics, Inc 20
1,447 (a) Twist Bioscience Corp 29
1,912 (a) Ultragenyx Pharmaceutical, Inc 68
1,221 (a) United Therapeutics Corp 276
2,172 (a) UroGen Pharma Ltd 30
1,691 (a) Vanda Pharmaceuticals, Inc 7
2,438 (a) Vaxcyte, Inc 124
1,336 (a) Ventyx Biosciences, Inc 46
2,411 (a) Vera Therapeutics, Inc 33
1,983 (a) Veracyte, Inc 44
1,345 (a) Vericel Corp 45
6,671 (a) Vertex Pharmaceuticals, Inc 2,320
1,017 (a) Verve Therapeutics, Inc 13
29,136 Viatris, Inc 287
2,372 (a) Vigil Neuroscience, Inc 13
2,550 (a) Viking Therapeutics, Inc 28
1,798 (a) Vir Biotechnology, Inc 17
699 (a) Viridian Therapeutics, Inc 11
842 (a) Voyager Therapeutics, Inc 7
1,621 (a) Waters Corp 445
6,579 (a) WaVe Life Sciences Ltd 38

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,965 West Pharmaceutical Services, Inc $ 737
12,196 (a) X4 Pharmaceuticals, Inc 13
1,460 (a) Xencor, Inc 29
3,592 (a),(b) Xeris Biopharma Holdings, Inc 7
959 (a) Y-mAbs Therapeutics, Inc 5
975 (a) Zentalis Pharmaceuticals, Inc 20
12,019 Zoetis, Inc 2,091
1,416 (a) Zymeworks, Inc 9
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 85,740
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
1,201 (a) American Realty Investors, Inc 18
3,279 (a) Anywhere Real Estate, Inc 21
7,981 (a) CBRE Group, Inc 589
7,243 (a) Compass, Inc 21
3,593 (a) Cushman & Wakefield plc 27
3,807 DigitalBridge Group, Inc 67
2,105 Douglas Elliman, Inc 5
1,858 (b) eXp World Holdings, Inc 30
400 (a) Forestar Group, Inc 11
309 (a) FRP Holdings, Inc 17
1,238 (a) Jones Lang LaSalle, Inc 175
2,815 Kennedy-Wilson Holdings, Inc 41
569 Marcus & Millichap, Inc 17
4,328 Newmark Group, Inc 28
15,891 (a) Opendoor Technologies, Inc 42
732 Re/Max Holdings, Inc 9
3,100 (a) Redfin Corp 22
283 RMR Group, Inc 7
1,023 St. Joe Co 56
134 (a) Stratus Properties, Inc 4
834 (a) Tejon Ranch Co 13
1,079 (a) Zillow Group, Inc (Class A) 48
3,952 (a) Zillow Group, Inc (Class C) 182
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,450
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.5%
1,170 (a) ACM Research, Inc 21
41,708 (a) Advanced Micro Devices, Inc 4,288
686 (a),(b) Aehr Test Systems 31
1,709 (a) Allegro MicroSystems, Inc 55
844 (a) Alpha & Omega Semiconductor Ltd 25
1,114 (a) Ambarella, Inc 59
2,094 Amkor Technology, Inc 47
13,181 Analog Devices, Inc 2,308
21,901 Applied Materials, Inc 3,032
534 (a),(b) Atomera, Inc 3
865 (a) Axcelis Technologies, Inc 141
10,511 Broadcom, Inc 8,730
839 (a) Ceva, Inc 16
1,382 (a) Cirrus Logic, Inc 102
1,495 (a) Cohu, Inc 52
2,566 (a) Credo Technology Group Holding Ltd 39
1,395 (a) Diodes, Inc 110
3,301 (a) Enphase Energy, Inc 397
3,906 Entegris, Inc 367
2,775 (a) First Solar, Inc 448
2,364 (a) Formfactor, Inc 83
2,038 (a),(b) GLOBALFOUNDRIES, Inc 119
660 (a) Ichor Holdings Ltd 20
705 (a) Impinj, Inc 39
2,443 (a) indie Semiconductor, Inc 15

Stock Index Account September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
108,411 Intel Corp $ 3,854
3,524 KLA Corp 1,616
1,055 Kulicke & Soffa Industries, Inc 51
3,485 Lam Research Corp 2,184
3,496 (a) Lattice Semiconductor Corp 300
1,568 (a) MACOM Technology Solutions Holdings, Inc 128
22,079 Marvell Technology, Inc 1,195
669 (a),(b) Maxeon Solar Technologies Ltd 8
2,280 (a) MaxLinear, Inc 51
14,005 Microchip Technology, Inc 1,093
28,212 Micron Technology, Inc 1,919
1,776 MKS Instruments, Inc 154
1,190 Monolithic Power Systems, Inc 550
2,707 (a) Navitas Semiconductor Corp 19
127 NVE Corp 10
61,775 Nvidia Corp 26,872
11,130 (a) ON Semiconductor Corp 1,035
1,345 (a) Onto Innovation, Inc 172
1,181 (a) PDF Solutions, Inc 38
1,824 (a) Photronics, Inc 37
1,334 Power Integrations, Inc 102
2,665 (a) Qorvo, Inc 254
28,943 QUALCOMM, Inc 3,214
2,675 (a) Rambus, Inc 149
1,942 (a) Semtech Corp 50
899 (a) Silicon Laboratories, Inc 104
434 (a) SiTime Corp 50
3,962 Skyworks Solutions, Inc 391
988 (a) SMART Global Holdings, Inc 24
1,111 (a) Synaptics, Inc 99
3,951 Teradyne, Inc 397
23,462 Texas Instruments, Inc 3,731
1,266 (a) Ultra Clean Holdings 38
1,248 Universal Display Corp 196
1,051 (a) Veeco Instruments, Inc 30
3,166 (a) Wolfspeed, Inc 121
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 70,783
SOFTWARE & SERVICES - 11.5%
3,462 (a) 8x8, Inc 9
1,883 A10 Networks, Inc 28
16,369 Accenture plc 5,027
3,560 (a) ACI Worldwide, Inc 80
2,653 Adeia, Inc 28
11,905 (a) Adobe, Inc 6,070
675 (a) Agilysys, Inc 45
3,838 (a) Akamai Technologies, Inc 409
1,443 (a) Alarm.com Holdings, Inc 88
785 (a) Alkami Technology, Inc 14
1,317 (a) Altair Engineering, Inc 82
1,733 (a) Alteryx, Inc 65
2,995 Amdocs Ltd 253
1,091 American Software, Inc (Class A) 13
1,464 (a) Amplitude, Inc 17
2,259 (a) Ansys, Inc 672
538 (a) Appfolio, Inc 98
1,178 (a) Appian Corp 54
1,825 (a) Applied Digital Corp 11
5,603 (a) AppLovin Corp 224
2,178 (a) Asana, Inc 40
744 (a) Aspentech Corp 152
3,803 (a) Atlassian Corp Ltd 766

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
5,609 (a) Autodesk, Inc $ 1,161
2,977 (a) AvePoint, Inc 20
5,140 Bentley Systems, Inc 258
1,735 (a) BigCommerce Holdings, Inc 17
2,787 (a) BILL Holdings, Inc 303
976 (a) Blackbaud, Inc 69
1,613 (a) BlackLine, Inc 90
3,187 (a) Box, Inc 77
916 (a) Braze, Inc 43
1,247 (a) Brightcove, Inc 4
1,740 (a),(b) C3.ai, Inc 44
6,951 (a) Cadence Design Systems, Inc 1,629
5,023 (a) CCC Intelligent Solutions Holdings, Inc 67
1,164 (a) Cerence, Inc 24
3,791 (a) Ceridian HCM Holding, Inc 257
1,162 (a) Cleanspark, Inc 4
1,700 Clear Secure, Inc 32
7,302 (a) Cloudflare, Inc 460
12,936 Cognizant Technology Solutions Corp (Class A) 876
918 (a) Commvault Systems, Inc 62
4,952 (a) Confluent, Inc 147
415 (a) Consensus Cloud Solutions, Inc 10
711 (a) Couchbase, Inc 12
5,497 (a) Crowdstrike Holdings, Inc 920
713 (a) CS Disco, Inc 5
7,266 (a) Datadog, Inc 662
574 (a),(b) Digimarc Corp 19
2,598 (a) Digital Turbine, Inc 16
1,349 (a),(b) DigitalOcean Holdings, Inc 32
4,999 (a) DocuSign, Inc 210
1,364 Dolby Laboratories, Inc (Class A) 108
816 (a) Domo, Inc 8
3,008 (a) DoubleVerify Holdings, Inc 84
6,902 (a) Dropbox, Inc 188
5,390 (a) DXC Technology Co 112
5,589 (a) Dynatrace, Inc 261
5,822 (a) E2open Parent Holdings, Inc 26
927 Ebix, Inc 9
648 (a) eGain Corp 4
2,086 (a) Elastic NV 170
553 (a) Enfusion, Inc 5
742 (a) EngageSmart, Inc 13
1,657 (a) Envestnet, Inc 73
1,360 (a) EPAM Systems, Inc 348
1,144 (a) Everbridge, Inc 26
918 (a) EverCommerce, Inc 9
1,465 (a) Expensify, Inc 5
615 (a) Fair Isaac Corp 534
3,179 (a) Fastly, Inc 61
2,029 (a) Five9, Inc 130
17,122 (a) Fortinet, Inc 1,005
4,300 (a) Freshworks, Inc 86
1,916 (a) Gartner, Inc 658
15,719 Gen Digital, Inc 278
2,273 (a) Gitlab, Inc 103
1,180 (a) Globant S.A. 233
4,292 (a) GoDaddy, Inc 320
1,385 (a) Grid Dynamics Holdings, Inc 17
2,185 (a) Guidewire Software, Inc 197
1,077 Hackett Group, Inc 25
2,484 (a) HashiCorp, Inc 57
1,159 (a) HubSpot, Inc 571

Stock Index Account September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
845 (a) Informatica, Inc $ 18
559 (a) Instructure Holdings, Inc 14
224 (a) Intapp, Inc 8
719 InterDigital, Inc 58
23,559 International Business Machines Corp 3,305
7,090 Intuit, Inc 3,623
1,710 (a) Jamf Holding Corp 30
5,240 (a) Kyndryl Holdings, Inc 79
1,949 (a) LiveRamp Holdings, Inc 56
1,591 (a) Manhattan Associates, Inc 315
4,993 (a),(b) Marathon Digital Holdings, Inc 42
6,004 (a) Matterport, Inc 13
423 (a) MeridianLink, Inc 7
193,622 Microsoft Corp 61,136
235 (a) MicroStrategy, Inc (Class A) 77
1,253 (a) Mitek Systems, Inc 13
844 (a) Model N, Inc 21
1,736 (a) MongoDB, Inc 600
1,593 (a) N-able, Inc 21
1,586 (a) nCino OpCo, Inc 50
3,958 (a) NCR Corp 107
1,273 (a) New Relic, Inc 109
5,847 (a) Nutanix, Inc 204
4,097 (a) Okta, Inc 334
2,330 (a) Olo, Inc 14
678 ON24, Inc 4
1,227 (a) OneSpan, Inc 13
39,540 Oracle Corp 4,188
2,372 (a) PagerDuty, Inc 53
48,659 (a) Palantir Technologies, Inc 779
7,841 (a) Palo Alto Networks, Inc 1,838
1,327 Paycom Software, Inc 344
1,163 (a) Paycor HCM, Inc 27
1,125 (a) Paylocity Holding Corp 204
1,232 Pegasystems, Inc 54
814 (a) Perficient, Inc 47
728 (a) PowerSchool Holdings, Inc 17
1,856 (a) Procore Technologies, Inc 121
1,155 Progress Software Corp 61
1,099 (a) PROS Holdings, Inc 38
2,773 (a) PTC, Inc 393
1,569 (a) Q2 Holdings, Inc 51
889 (a) Qualys, Inc 136
1,695 (a) Rapid7, Inc 78
992 (a) Rimini Street, Inc 2
2,462 (a) RingCentral, Inc 73
3,178 (a) Riot Platforms, Inc 30
2,730 Roper Industries, Inc 1,322
24,597 (a) Salesforce, Inc 4,988
766 Sapiens International Corp NV 22
4,923 (a) SentinelOne, Inc 83
5,289 (a) ServiceNow, Inc 2,956
3,616 (a) Smartsheet, Inc 146
8,115 (a) Snowflake, Inc 1,240
1,484 (a) SolarWinds Corp 14
3,805 (a),(b) SoundHound AI, Inc 8
356 (a) SoundThinking, Inc 6
4,224 (a) Splunk, Inc 618
2,308 (a) Sprinklr, Inc 32
1,316 (a) Sprout Social, Inc 66
900 (a) SPS Commerce, Inc 154
907 (a) Squarespace, Inc 26

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,956 (a) Synopsys, Inc $ 1,816
2,968 (a) Tenable Holdings, Inc 133
2,794 (a) Teradata Corp 126
2,008 (a) Thoughtworks Holding, Inc 8
11,554 (a) Trade Desk, Inc 903
349 (a),(b) Tucows, Inc 7
4,374 (a) Twilio, Inc 256
1,017 (a) Tyler Technologies, Inc 393
10,393 (a) UiPath, Inc 178
2,160 (a) Unisys Corp 7
7,691 (a) Unity Software, Inc 241
3,084 (a) Varonis Systems, Inc 94
1,365 (a) Verint Systems, Inc 31
2,267 (a) VeriSign, Inc 459
305 (a) Viant Technology, Inc 2
5,567 (a) VMware, Inc (Class A) 927
5,024 (a) Workday, Inc 1,079
1,379 (a) Workiva, Inc 140
1,061 (a) Xperi, Inc 10
2,990 (a) Yext, Inc 19
2,910 (a) Zeta Global Holdings Corp 24
6,648 (a) Zoom Video Communications, Inc 465
2,300 (a) Zscaler, Inc 358
2,992 (a) Zuora, Inc 25
TOTAL SOFTWARE & SERVICES 125,686
TECHNOLOGY HARDWARE & EQUIPMENT - 7.9%
521 (a) 908 Devices, Inc 4
1,592 ADTRAN Holdings, Inc 13
1,075 Advanced Energy Industries, Inc 111
1,335 (a) Aeva Technologies, Inc 1
899 (a) Akoustis Technologies, Inc 1
15,178 Amphenol Corp (Class A) 1,275
388,262 Apple, Inc 66,474
6,560 (a) Arista Networks, Inc 1,207
2,522 (a) Arlo Technologies, Inc 26
1,580 (a) Arrow Electronics, Inc 198
223 (a) Aviat Networks, Inc 7
1,182 (a) Avid Technology, Inc 32
2,201 Avnet, Inc 106
781 Badger Meter, Inc 112
278 Bel Fuse, Inc (Class B) 13
1,128 Belden CDT, Inc 109
1,361 Benchmark Electronics, Inc 33
1,720 (a) Calix, Inc 79
235 (a) Cambium Networks Corp 2
3,440 CDW Corp 694
4,195 (a) Ciena Corp 198
106,672 Cisco Systems, Inc 5,735
365 (a) Clearfield, Inc 11
4,327 Cognex Corp 184
3,492 (a) Coherent Corp 114
6,058 (a) CommScope Holding Co, Inc 20
784 Comtech Telecommunications Corp 7
20,346 Corning, Inc 620
716 (a) Corsair Gaming, Inc 10
1,256 CTS Corp 52
759 (a) Digi International, Inc 21
369 (a) DZS, Inc 1
1,285 (a) Eastman Kodak Co 5
863 (a) ePlus, Inc 55
2,211 (a) Evolv Technologies Holdings, Inc 11

Stock Index Account September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,100 (a) Extreme Networks, Inc $ 75
1,540 (a) F5 Networks, Inc 248
890 (a) Fabrinet 148
655 (a) FARO Technologies, Inc 10
3,142 (a) Harmonic, Inc 30
33,759 Hewlett Packard Enterprise Co 586
22,188 HP, Inc 570
5,792 (a),(b) Infinera Corp 24
762 (a) Insight Enterprises, Inc 111
3,256 (a),(b) IonQ, Inc 49
804 (a) IPG Photonics Corp 82
1,329 (a) Itron, Inc 81
3,250 Jabil Inc 412
8,971 Juniper Networks, Inc 249
4,546 (a) Keysight Technologies, Inc 602
1,038 (a) Kimball Electronics, Inc 28
3,025 (a) Knowles Corp 45
3,049 (a),(b) Lightwave Logic, Inc 14
647 Littelfuse, Inc 160
1,893 (a) Lumentum Holdings, Inc 86
1,398 Methode Electronics, Inc 32
4,688 (a),(b) MicroVision, Inc 10
3,110 (a) Mirion Technologies, Inc 23
4,205 Motorola Solutions, Inc 1,145
856 Napco Security Technologies, Inc 19
3,395 National Instruments Corp 202
5,418 NetApp, Inc 411
962 (a) Netgear, Inc 12
2,211 (a) Netscout Systems, Inc 62
1,072 (a) nLight, Inc 11
1,083 (a) Novanta, Inc 155
421 (a) OSI Systems, Inc 50
675 (a),(b) PAR Technology Corp 26
430 PC Connection, Inc 23
884 (a) Plexus Corp 82
6,847 (a) Pure Storage, Inc 244
2,205 (a) Ribbon Communications, Inc 6
512 (a) Rogers Corp 67
1,891 (a) Sanmina Corp 103
958 (a) Scansource, Inc 29
3,094 (a) SmartRent, Inc 8
1,215 (a) Super Micro Computer, Inc 333
1,240 SYNNEX Corp 124
1,197 (a) Teledyne Technologies, Inc 489
18,383 (a),(b) Tingo Group, Inc 19
6,706 (a) Trimble Inc 361
3,576 (a) TTM Technologies, Inc 46
379 (a) Turtle Beach Corp 3
43 Ubiquiti, Inc 6
1,951 (a) Viasat, Inc 36
7,253 (a) Viavi Solutions, Inc 66
3,447 Vishay Intertechnology, Inc 85
398 (a) Vishay Precision Group, Inc 13
4,816 Vontier Corp 149
8,745 (a) Western Digital Corp 399
2,578 Xerox Holdings Corp 40
1,393 (a) Zebra Technologies Corp (Class A) 330
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 86,370
TELECOMMUNICATION SERVICES - 0.8%
410 (a) Anterix, Inc 13
186,374 AT&T, Inc 2,799

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
373 ATN International, Inc $ 12
669 (a) Bandwidth, Inc 8
1,393 (a) Charge Enterprises, Inc 1
883 Cogent Communications Group, Inc 55
2,586 (a) Consolidated Communications Holdings, Inc 9
1,375 (a) EchoStar Corp (Class A) 23
6,554 (a) Frontier Communications Parent, Inc 103
3,118 (a),(d) GCI Liberty, Inc 0^
18,045 (a),(b) Globalstar, Inc 24
1,217 (a) Gogo, Inc 14
521 (a) IDT Corp 11
3,101 Iridium Communications, Inc 141
1,581 (a) Liberty Latin America Ltd (Class A) 13
5,022 (a) Liberty Latin America Ltd (Class C) 41
28,983 Lumen Technologies, Inc 41
661 (a) Ooma, Inc 9
1,561 Shenandoah Telecom Co 32
3,195 Telephone and Data Systems, Inc 58
13,840 (a) T-Mobile US, Inc 1,938
110,344 Verizon Communications, Inc 3,576
TOTAL TELECOMMUNICATION SERVICES 8,921
TRANSPORTATION - 1.8%
2,138 (a) Air Transport Services Group, Inc 45
3,317 (a) Alaska Air Group, Inc 123
393 Allegiant Travel Co 30
205 (a),(b) Amerco, Inc 11
16,875 (a) American Airlines Group, Inc 216
719 ArcBest Corp 73
547 (a) Avis Budget Group, Inc 98
1,241 (a),(b) Blade Air Mobility, Inc 3
3,063 CH Robinson Worldwide, Inc 264
1,032 Costamare, Inc 10
452 Covenant Logistics Group, Inc 20
52,078 CSX Corp 1,601
763 (a) Daseke, Inc 4
17,179 Delta Air Lines, Inc 636
393 (b) Eagle Bulk Shipping, Inc 16
3,871 Expeditors International Washington, Inc 444
5,964 FedEx Corp 1,580
902 Forward Air Corp 62
349 (a),(b) Frontier Group Holdings, Inc 2
7,441 FTAI Infrastructure, Inc 24
791 Genco Shipping & Trading Ltd 11
3,539 Golden Ocean Group Ltd 28
2,887 (a) GXO Logistics, Inc 169
1,825 (a) Hawaiian Holdings, Inc 12
1,188 Heartland Express, Inc 17
2,589 (a) Hertz Global Holdings, Inc 32
760 (a) Hub Group, Inc (Class A) 60
2,112 JB Hunt Transport Services, Inc 398
4,132 (a) JetBlue Airways Corp 19
7,073 (a) Joby Aviation, Inc 46
1,491 (a) Kirby Corp 123
4,439 Knight-Swift Transportation Holdings, Inc 223
945 Landstar System, Inc 167
8,428 (a) Lyft, Inc (Class A) 89
2,242 Marten Transport Ltd 44
1,000 Matson, Inc 89
5,990 Norfolk Southern Corp 1,180
2,540 Old Dominion Freight Line 1,039
1,449 (a) Radiant Logistics, Inc 8

Stock Index Account September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,690 (a) RXO, Inc $ 53
957 Ryder System, Inc 102
1,798 (b) Safe Bulkers, Inc 6
659 (a) Saia, Inc 263
1,714 Schneider National, Inc 47
1,416 (a) Skywest, Inc 59
15,935 Southwest Airlines Co 431
1,011 Spirit Airlines, Inc 17
295 (a) Sun Country Airlines Holdings, Inc 4
3,773 (a) TuSimple Holdings, Inc 6
49,959 (a) Uber Technologies, Inc 2,298
2,606 U-Haul Holding Co 137
15,852 Union Pacific Corp 3,228
8,627 (a) United Airlines Holdings, Inc 365
18,916 United Parcel Service, Inc (Class B) 2,948
200 Universal Truckload Services, Inc 5
1,875 Werner Enterprises, Inc 73
2,690 (a) XPO, Inc 201
TOTAL TRANSPORTATION 19,259
UTILITIES - 2.3%
18,450 AES Corp 280
1,489 Allete, Inc 79
6,364 Alliant Energy Corp 308
925 (a) Altus Power, Inc 5
7,109 Ameren Corp 532
13,799 American Electric Power Co, Inc 1,038
773 American States Water Co 61
5,213 American Water Works Co, Inc 646
366 Artesian Resources Corp 15
3,570 Atmos Energy Corp 378
1,347 Avangrid, Inc 41
1,516 Avista Corp 49
1,598 Black Hills Corp 81
1,862 Brookfield Infrastructure Corp 66
2,781 Brookfield Renewable Corp 67
1,070 California Water Service Group 51
16,876 Centerpoint Energy, Inc 453
349 Chesapeake Utilities Corp 34
111 Clearway Energy, Inc (Class A) 2
1,040 Clearway Energy, Inc (Class C) 22
8,112 CMS Energy Corp 431
9,300 Consolidated Edison, Inc 795
383 (b) Consolidated Water Co, Inc 11
8,489 Constellation Energy Corp 926
22,406 Dominion Energy, Inc 1,001
5,504 DTE Energy Co 546
20,246 Duke Energy Corp 1,787
9,826 Edison International 622
5,666 Entergy Corp 524
6,227 Essential Utilities, Inc 214
5,388 Evergy, Inc 273
9,346 Eversource Energy 543
26,368 Exelon Corp 996
14,330 FirstEnergy Corp 490
1,775 Genie Energy Ltd 26
349 Global Water Resources, Inc 3
1,138 Idacorp, Inc 107
899 MGE Energy, Inc 62
644 Middlesex Water Co 43
1,899 (a) Montauk Renewables, Inc 17
2,063 National Fuel Gas Co 107

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,338 New Jersey Resources Corp $ 95
52,638 NextEra Energy, Inc 3,016
11,482 NiSource, Inc 283
1,124 Northwest Natural Holding Co 43
1,255 NorthWestern Corp 60
6,174 NRG Energy, Inc 238
5,210 OGE Energy Corp 174
1,679 ONE Gas, Inc 115
1,235 Ormat Technologies, Inc 86
920 Otter Tail Corp 70
51,954 (a),(e) PG&E Corp 838
2,918 Pinnacle West Capital Corp 215
1,917 PNM Resources, Inc 86
2,243 Portland General Electric Co 91
19,459 PPL Corp 458
13,073 Public Service Enterprise Group, Inc 744
626 (a) Pure Cycle Corp 6
16,440 Sempra Energy 1,118
678 SJW Corp 41
28,011 Southern Co 1,813
1,183 Southwest Gas Holdings Inc 71
1,343 Spire, Inc 76
2,817 (a),(b) Sunnova Energy International, Inc 30
4,386 UGI Corp 101
534 Unitil Corp 23
9,795 Vistra Corp 325
8,448 WEC Energy Group, Inc 680
14,923 Xcel Energy, Inc 854
490 York Water Co 18
TOTAL UTILITIES 25,500
TOTAL COMMON STOCKS 1,088,520
(Cost $364,623)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
478 (d) Chinook Therapeutics, Inc 0^
390 (d) Tobira Therapeutics, Inc 0^
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0^
TOTAL RIGHTS/WARRANTS 0^
(Cost $0)
TOTAL LONG-TERM INVESTMENTS 1,088,520
(Cost $364,623)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.8%
GOVERNMENT AGENCY DEBT - 0.2%
$ 2,376,000 Federal Agricultural Mortgage Corporation Discount Notes 0.000% 10/02/23 2,376
TOTAL GOVERNMENT AGENCY DEBT 2,376

Stock Index Account September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
Cost amounts are in thousands.
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE
VALUE
(000)
TREASURY DEBT - 0.6%
$ 6,030,000 United States Treasury Bill 0.000% 10/03/23 $ 6,029
TOTAL TREASURY DEBT 6,029
TOTAL SHORT-TERM INVESTMENTS 8,405
(Cost $8,404)
SHARES COMPANY
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
2,359,015 (f) State Street Navigator Securities Lending Government Money Market Portfolio 5.360 2,359
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 2,359
(Cost $2,359)
TOTAL INVESTMENTS - 100.5% 1,099,284
(Cost $375,386)
OTHER ASSETS & LIABILITIES, NET - (0.5)% (5,484)
NET ASSETS - 100.0% $1,093,800
REIT Real Estate Investment Trust
^
Amount represents less than $1,000.
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,832,067.
(c)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(d)
For fair value measurement disclosure purposes, investment classified as Level 3.
(e)
In bankruptcy
(f)
Investments made with cash collateral received from securities on loan.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
S&P 500 E Mini Index 31 12/15/23  $ 6,993 $ 6,705 $ (288)

Portfolio of Investments
(Unaudited)
TIAA Separate Account VA-1 September 30, 2023

Organization and Significant Accounting Policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of Investments
The Account's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Account's investments as of the end of the reporting period, based on the inputs used to value them (dollar amounts are in thousands):
Account Level 1 Level 2 Level 3 Total
Stock Index
Long-Term Investments
:
Common stocks $1,088,413 $102 $5 $1,088,520
Short-Term Investments
:
Government agency debt — 2,376 — 2,376
Treasury debt — 6,029 — 6,029
Investments purchased with collateral from securities lending 2,359 — — 2,359
Investments in Derivatives
:
Futures contracts* (288) — — (288)
Total $1,090,484 $8,507 $5 $1,098,996
* Represents net unrealized appreciation (depreciation).
A10943-D (11/23)